UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (6.8%)
International Banks (6.8%)
Deutsche Bank AG
0.52%, 10/18/12	$22,000	$22,000
Skandin Ens Banken,
0.44%, 9/7/12	15,000	15,000
0.47%, 9/7/12	15,000	15,000
0.49%, 8/15/12	70,000	70,000
Sumitomo Mitsui Banking Corp.
0.36%, 8/1/12	20,000	20,000
Svenska Handelsbanken AB
0.60%, 8/2/12	50,000	50,000
Total Certificates of Deposit (Cost $192,000)		192,000

Commercial Paper (a) (14.2%)
International Banks (14.2%)
BNZ International Funding Ltd.,
0.53%, 8/14/12 (b)	20,000	19,996
0.54%, 8/16/12 (b)	23,000	22,995
DBS Bank Ltd.
0.45%, 1/14/13 (b)	15,000	14,969
DNB NOR Bank ASA
0.33%, 11/2/12 (b)	50,000	49,959
Nordea North America, Inc.,
0.41%, 1/18/13 – 1/22/13	58,500	58,387
0.62%, 8/1/12	15,000	15,000
NRW Bank
0.16%, 8/7/12 (b)	25,000	24,999
Oversea Chinese Banking,
0.42%, 11/5/12	10,000	9,989
0.44%, 10/24/12	20,000	19,980
0.48%, 1/2/13	12,000	11,976
0.52%, 9/13/12	6,000	5,996
Rabobank USA Financial Corp.,
0.52%, 2/1/13	65,000	64,829
0.54%, 10/2/12	20,000	19,982
0.62%, 8/8/12	20,000	19,998
Skandin Ens Banken
0.51%, 8/23/12 (b)	26,500	26,492
Westpac Banking Corp.
0.48%, 9/17/12 (b)	15,000	14,991
Total Commercial Paper (Cost $400,538)		400,538

Floating Rate Notes (18.2%)
International Banks (18.2%)
ANZ National International Ltd.
0.52%, 8/3/12 (b)	40,000	40,000
Australia & New Zealand Bank
0.55%, 10/24/12 (b)	40,000	40,004
Bank of Nova Scotia,
0.45%, 4/26/13	55,000	54,996
0.51%, 7/2/13	25,000	25,000
0.72%, 8/9/12	24,000	24,001
Barclays Bank PLC
0.92%, 10/12/12	45,000	45,000

	Face Amount (000)	Value (000)
Deutsche Bank AG
0.67%, 3/15/13	$75,000	$75,000
Royal Bank of Canada,
0.47%, 11/27/12	20,000	20,000
0.50%, 1/25/13 – 7/26/13	28,000	28,007
0.51%, 7/11/13	48,000	48,000
Toronto Dominion Bank
0.45%, 7/26/13	30,000	30,000
Westpac Banking Corp.,
0.50%, 4/3/13 (b)	50,000	49,998
0.51%, 10/24/12	35,000	35,000
Total Floating Rate Notes (Cost $515,006)		515,006

Repurchase Agreements (39.5%)
ABN Amro Securities LLC, (0.25%, dated 7/31/12, due 8/1/12; proceeds $10,000; fully collateralized by Corporate Bonds; Abbott Laboratories 2.70% due 5/27/15; Barrick PD Australia Finance Pty Ltd. 4.95% due 1/15/20; Carolina Power & Light Co. 5.13% due 9/15/13; EI du Pont de Nemours & Co. 5.00% due 7/15/13; Enterprise Products Operating LLC 6.50% due 1/31/19; Jersey Central Power & Light Co. 4.80% due 6/15/18; Kellogg Co. 3.13% due 5/17/22; Nucor Corp. 4.13% due 9/12/22; valued at $10,500)	10,000	10,000

ABN Amro Securities LLC, (0.35%, dated 7/31/12, due 8/1/12; proceeds $30,000; fully collateralized by Common Stocks; Abbott Laboratories; Allergan, Inc.; American International Group, Inc.; Anadarko Petroleum Corp.; Apple, Inc.; Biogen Idec, Inc.; Caterpillar, Inc.; Celgene Corp.; Charter Communications, Inc.; Chevron Corp.; ConAgra Foods, Inc.; Corrections Corp. of America; Domino’s Pizza, Inc.; Estee Lauder Cos, Inc. (The); F5 Networks, Inc.; Gap, Inc. (The); HCA Holdings, Inc.; Hess Corp.; Hill-Rom Holdings, Inc.; Kellogg Co.; Lorillard, Inc.; Marvell Technology Group Ltd.; Maxim Integrated Products, Inc.; Mosaic Co. (The); Motorola Solutions, Inc.; National Oilwell Varco, Inc.; Pfizer, Inc.; PG&E Corp.; Philip Morris International, Inc.; Precision Castparts Corp.; Procter & Gamble Co. (The); Schlumberger Ltd.; Travelers Cos, Inc. (The); Tyco International Ltd.; Western Digital Corp.; Yahoo!, Inc.; valued at $31,501)

	30,000	30,000

Barclays Capital, Inc., (0.55%, dated 7/31/12, due 8/1/12; proceeds $10,000; fully collateralized by Common Stocks; AMERIGROUP Corp.; Ameriprise Financial, Inc.; Barrick Gold Corp.; Calpine Corp.; Canadian Pacific Railway Ltd.; Cardinal Health, Inc.; Cenovus Energy, Inc.; CH Robinson Worldwide, Inc.; Copa Holdings SA; Core Laboratories N.V.; Covidien PLC; CrediCorp. Ltd.; Extra Space Storage, Inc.; Fidelity National Financial, Inc.; GNC Holdings, Inc.; Health Net, Inc.; Ingredion, Inc.; Lear Corp.; Loews Corp.; McDermott International, Inc.; Mead Johnson Nutrition Co.; Mellanox Technologies Ltd.; Newmont Mining Corp.; PulteGroup, Inc.; Retail Opportunity Investments Corp.; Royal Bank of Canada; SolarWinds, Inc.; SPX Corp.; Standard Microsystems Corp.; Taubman Centers, Inc.; Teva Pharmaceutical Industries Ltd.; Thermo Fisher Scientific, Inc.; Transocean Ltd.; Ulta Salon Cosmetics & Fragrance, Inc.; Weatherford International Ltd.; WellCare Health Plans, Inc.; valued at $10,500)

	10,000	10,000
Barclays Capital, Inc., (0.75%, dated 5/2/12, due 8/3/12; proceeds $12,524; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 7/31/19; valued at $12,800)	12,500	12,500

	Face Amount (000)	Value (000)

Barclays Capital, Inc., (0.90%, dated 7/9/12, due 10/12/12; proceeds $35,083; fully collateralized by Common Stocks; AMERIGROUP Corp.; Ameriprise Financial, Inc.; Barrick Gold Corp.; Calpine Corp.; Canadian Pacific Railway Ltd.; Cardinal Health, Inc.; Cenovus Energy, Inc.; CH Robinson Worldwide, Inc.; Copa Holdings SA; Core Laboratories N.V.; Covidien PLC; CrediCorp Ltd.; Extra Space Storage, Inc.; Fidelity National Financial, Inc.; GNC Holdings, Inc.; Health Net, Inc.; Ingredion, Inc.; Lear Corp.; Loews Corp.; McDermott International, Inc.; Mead Johnson Nutrition Co.; Mellanox Technologies Ltd.; Newmont Mining Corp.; PulteGroup, Inc.; Retail Opportunity Investments Corp.; Royal Bank of Canada; SolarWinds, Inc.; SPX Corp.; Standard Microsystems Corp.; Taubman Centers, Inc.; Teva Pharmaceutical Industries Ltd.; Thermo Fisher Scientific, Inc.; Transocean Ltd.; Ulta Salon Cosmetics & Fragrance, Inc.; Weatherford International Ltd.; WellCare Health Plans, Inc.; valued at $36,750) (Demand 8/1/12)

	$35,000	$35,000

BMO Capital Markets Corp., (0.25%, dated 7/31/12, due 8/1/12; proceeds $50,000; fully collateralized by Corporate Bonds; Bank of Nova Scotia 2.25% - 4.38% due 1/22/13 - 1/13/21; Canadian Imperial Bank of Commerce 2.60% due 7/2/15; European Investment Bank 4.63% due 5/15/14; Export Development Canada 0.34% due 5/23/13; Financement-Quebec 5.00% due 10/25/12; Hydro-Quebec 8.25% - 9.40% due 2/1/21 - 6/15/29; Inter-American Development Bank 0.70% due 5/20/14; KFW 1.88% due 1/14/13; NIBC Bank N.V. 2.80% due 12/2/14; Ontario Electricity Financial Corp. 7.45% due 3/31/13; Petrohawk Energy Corp. 6.25% due 6/1/19; Province of British Columbia 2.65% - 4.30% due 5/30/13 - 9/22/21; Province of Manitoba Canada 2.63% due 7/15/15; Province of New Brunswick Canada 2.75% - 7.63 due 2/15/13 - 6/15/18; Province of Nova Scotia Canada 5.13% due 1/26/17; Province of Ontario Canada 1.38% - 7.50% due 2/15/13 - 9/15/29; Province of Saskatchewan Canada 7.38% due 7/15/13; Toronto-Dominion Bank (The) 1.38% due 7/14/14; valued at $52,571)

	50,000	50,000
BNP Paribas Securities Corp., (0.50%, dated 7/31/12, due 8/1/12; proceeds $10,000; fully collateralized by Corporate Bonds; DISH DBS Corp. 7.13% due 2/1/16; Felcor Lodging LP 6.75% due 6/1/19; valued at $10,600)	10,000	10,000

Credit Suisse Securities, (0.25%, dated 7/31/12, due 8/7/12; proceeds $30,001; fully collateralized by Common Stocks; ABB Ltd.; ABM Industries, Inc.; ADTRAN, Inc.; Agnico-Eagle Mines Ltd.; Amarin Corp. PLC; AMCOL International Corp.; American Woodmark Corp.; Ameristar Casinos, Inc.; Amylin Pharmaceuticals, Inc.; AngloGold Ashanti Ltd.; ANN, Inc.; ArcelorMittal; Arkansas Best Corp.; Arris Group, Inc.; Astronics Corp.; Autoliv, Inc.; Barrett Business Services, Inc.; Barrick Gold Corp.; Berkshire Hathaway, Inc.; Cencosud SA; Cia de Minas Buenaventura SA; Coinstar, Inc.; Comcast Corp.; Elster Group SE; Energen Corp.; Enersis SA; Gold Fields Ltd.; Healthways, Inc.; Infosys Ltd.; Makita Corp.; Nippon Telegraph & Telephone Corp.; Omega Healthcare Investors, Inc.; Panera Bread Co.; Petroleo Brasileiro SA; Pricesmart, Inc.; RDA Microelectronics, Inc.; REX American Resources Corp.; RG Barry Corp.; Royal Dutch Shell PLC; Shire PLC; SK Telecom Co., Ltd.; Ternium SA; Teva Pharmaceutical Industries Ltd.; Toronto-Dominion Bank (The); YPF SA; valued at $31,602)

	30,000	30,000

	Face Amount (000)	Value (000)
Deutsche Bank Securities, Inc., (0.19%, dated 7/31/12, due 8/1/12; proceeds $238,251; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 7/1/42; valued at $245,760)	$238,250	$238,250

Deutsche Bank Securities, Inc., (0.50%, dated 7/31/12, due 8/1/12; proceeds $10,000; fully collateralized by Common Stocks; Amgen, Inc.; Amylin Pharmaceuticals, Inc.; Apollo Residential Mortgage, Inc.; Apple, Inc.; Basic Energy Services, Inc.; BOK Financial Corp.; BP PLC; Brown-Forman Corp.; Celgene Corp.; Cisco Systems, Inc.; Coeur d’Alene Mines Corp.; Comcast Corp.; CrediCorp Ltd.; Cubic Corp.; Discovery Communications, Inc.; Dollar Thrifty Automotive Group, Inc.; Dollar Tree, Inc.; Electronic Arts, Inc.; F5 Networks, Inc.; Gen-Probe, Inc.; IAC/InterActiveCorp.; Intuitive Surgical, Inc.; JPMorgan Chase & Co.; Lennar Corp.; Linear Technology Corp.; Magellan Health Services, Inc.; Marvell Technology Group Ltd.; MAXIMUS, Inc.; Michael Baker Corp.; Monster Beverage Corp.; Movado Group, Inc.; Nexen, Inc.; priceline.com, Inc.; Sauer-Danfoss, Inc.; Taro Pharmaceutical Industries Ltd.; TELUS Corp.; Transocean Ltd.; valued at $10,500)

	10,000	10,000
Goldman Sachs & Co., (0.19%, dated 7/31/12, due 8/7/12; proceeds $100,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 10/1/41; Federal National Mortgage Association 5.00% - 6.50% due 11/1/37 - 6/1/40: valued at $103,007)	100,000	100,000

JP Morgan Clearing Corp., (0.31%, dated 7/31/12, due 8/1/12; proceeds $40,000; fully collateralized by Common Stocks; AMERIGROUP Corp.; AngloGold Ashanti Ltd.; Arlington Asset Investment Corp.; BP PLC; Brown & Brown, Inc.; Canadian Natural Resources Ltd.; Canadian Pacific Railway Ltd.; Charles River Laboratories International, Inc.; Cia de Bebidas das Americas; Diageo PLC; Embraer SA; GlaxoSmithKline PLC; Global Payments, Inc.; Gold Fields Ltd.; Grupo Televisa SAB; LSB Industries, Inc.; Lydall, Inc.; MDC Holdings, Inc.; Medicis Pharmaceutical Corp.; Minerals Technologies, Inc.; Movado Group, Inc.; Nexen, Inc.; Novo Nordisk A/S; Nu Skin Enterprises, Inc.; Oceaneering International, Inc.; Oxford Industries, Inc.; Par Pharmaceutical Cos, Inc.; Petroleo Brasileiro SA; Philippine Long Distance Telephone Co.; Plantronics, Inc.; ProAssurance Corp.; Questar Corp.; RalCorp Holdings, Inc.; Reinsurance Group of America, Inc.; Robbins & Myers, Inc.; Rock-Tenn Co.; Senior Housing Properties Trust; Telecom Argentina SA; Teledyne Technologies, Inc.; Teva Pharmaceutical Industries Ltd.; Turkcell Iletisim Hizmetleri AS; Ultrapar Participacoes SA; Whiting Petroleum Corp.; YPF SA; valued at $42,005)

	40,000	40,000
JP Morgan Clearing Corp., (0.85%, dated 3/7/12, due 3/1/13; proceeds $40,339; fully collateralized by Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; ArcelorMittal 5.00% due 5/15/14; Covanta Holding Corp. 3.25% due 6/1/14; General Cable Corp. 0.88% due 11/15/13; Lennar Corp. 2.75% due 12/15/20; Liberty Interactive LLC 3.75% due 2/15/30; Medtronic, Inc. 1.63% due 4/15/13; National Retail Properties, Inc. 5.13% due 6/15/28; PHH Corp. 6.00% due 6/15/17; Saks, Inc. 2.00% due 3/15/24; United States Steel Corp. 4.00% due 5/15/14; valued at $45,239) (Demand 8/1/12)	40,000	40,000

	Face Amount (000)	Value (000)

Merrill Lynch Pierce Fenner, (0.30%, dated 7/31/12, due 8/1/12; proceeds $20,000; fully collateralized by Common Stocks; 3SBio, Inc.; ABB Ltd.; Amarin Corp. PLC; America Movil SAB de CV; AngloGold Ashanti Ltd.; ArcelorMittal; ASM International N.V.; AutoNavi Holdings Ltd.; Banco de Chile; Banco Macro SA; Banco Santander Chile; Barclays PLC; BP PLC; BT Group PLC; Canon, Inc.; Changyou.com Ltd.; China Mobile Ltd.; China Petroleum & Chemical Corp.; China Unicom Hong Kong Ltd.; Cia Cervecerias Unidas SA; Cie Generale de Geophysique - Veritas; CSR PLC; Ctrip.com International Ltd.; Delhaize Group SA; Dr. Reddy’s Laboratories Ltd.; Empresa Nacional de Electricidad SA; Enersis SA; France Telecom SA; Harmony Gold Mining Co., Ltd.; hiSoft Technology International Ltd.; HSBC Holdings PLC; Indosat Tbk PT; Industrias Bachoco SAB de CV; Internet Initiative Japan, Inc.; JPMorgan Chase & Co.; KT Corp.; Kubota Corp.; Kyocera Corp.; Latam Airlines Group SA; Mindray Medical International Ltd.; PetroChina Co., Ltd.; Petroleo Brasileiro SA; Siemens AG; Silicon Motion Technology Corp.; Smith & Nephew PLC; Sociedad Quimica y Minera de Chile SA; Spreadtrum Communications, Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; Telecom Argentina SA; Ternium SA; Teva Pharmaceutical Industries Ltd.; Tudou Holdings Ltd.; Turkcell Iletisim Hizmetleri AS; Vale SA; WuXi PharmaTech Cayman, Inc.; Yanzhou Coal Mining Co., Ltd.; YPF SA; Preferred Stocks; DDR Corp.; SLM Corp.; UBS Preferred Funding Trust IV; and Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; Liberty Interactive LLC 3.13% due 3/30/23; valued at $21,283)

	$20,000	$20,000

Merrill Lynch Pierce Fenner, (0.58%, dated 4/16/12, due 10/12/12; proceeds $25,072; fully collateralized by Common Stocks; Amarin Corp. PLC; America Movil SAB de CV; AngloGold Ashanti Ltd.; Banco Santander Chile; BP PLC; China Mobile Ltd.; China Petroleum & Chemical Corp.; Ctrip.com International Ltd.; Desarrolladora Homex SAB de CV; Ecopetrol SA; Empresa Nacional de Electricidad SA; Enersis SA; GlaxoSmithKline PLC; HSBC Holdings PLC; ICON PLC; KT Corp.; Mindray Medical International Ltd.; New Oriental Education & Technology Group; PetroChina Co., Ltd.; Petroleo Brasileiro SA; Sasol Ltd.; Silicon Motion Technology Corp.; Sociedad Quimica y Minera de Chile SA; Taiwan Semiconductor Manufacturing Co., Ltd.; Teva Pharmaceutical Industries Ltd.; Tudou Holdings Ltd.; Unilever N.V.; Vale SA; WuXi PharmaTech Cayman, Inc.; Preferred Stocks; DDR Corp.; Newcastle Investment Corp.; Public Storage; SLM Corp.; UBS Preferred Funding Trust IV; and Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; Liberty Interactive LLC 3.13% due 3/30/23; valued at $26,604) (Demand 8/1/12)

	25,000	25,000
Mizuho Securities USA, Inc., (0.19%, dated 7/31/12, due 8/1/12; proceeds $100,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.13% due 8/31/13; valued at $102,269)	100,000	100,000
RBS Securities, Inc., (0.50%, dated 7/31/12, due 8/1/12; proceeds $100,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.50% - 9.00% due 11/15/17 - 7/20/42; valued at $103,269)	100,000	100,000
Societe Generale, (0.19%, dated 7/31/12, due 8/1/12; proceeds $200,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.63% due 4/15/28; valued at $204,358)	200,000	200,000

	Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (0.25%, dated 7/31/12, due 8/1/12; proceeds $45,000; fully collateralized by Convertible Bonds; American Express Bank FSB 5.50% due 4/16/13; General Electric Capital Corp. 2.63% due 12/28/12; Healthcare Realty Trust, Inc. 5.75% due 1/15/21; Husky Energy, Inc. 6.15% due 6/15/19; Lincoln National Corp. 6.15% due 4/7/36; Newell Rubbermaid, Inc. 4.00% due 6/15/22; Pacific Gas & Electric Co. 4.45% due 4/15/42; Prudential Financial, Inc. 4.50% due 11/16/20; Simon Property Group LP 5.65% due 2/1/20; Toyota Motor Credit Corp. 1.00% due 2/17/15; TransAlta Corp. 6.50% due 3/15/40; valued at $47,250)

	$45,000	$45,000
Wells Fargo Securities LLC, (0.35%, dated 7/31/12, due 8/1/12; proceeds $10,000; fully collateralized by Convertible Bonds; Healthcare Realty Trust, Inc. 5.75% due 1/15/21; Morgan Stanley 11.50% due 8/1/19; MTR Gaming Group, Inc. 5.75% due 1/25/21; valued at $10,544)	10,000	10,000
Total Repurchase Agreements (Cost $1,115,750)		1,115,750

Tax-Exempt Instruments (17.0%)
Closed-End Investment Company (0.4%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.27%, 5/5/41 (b)	10,000	10,000

Weekly Variable Rate Bonds (16.6%)
California Statewide Communities Development Authority, Kaiser Permanente
Ser 2008 A
0.14%, 4/1/32	27,500	27,500
Ser 2009 C-1
0.14%, 4/1/46	27,000	27,000
Ser 2009 C-2
0.14%, 4/1/46	17,500	17,500
Ser 2009 C-3
0.14%, 4/1/45	34,900	34,900
Chicago Mission AAA Hockey Club, IL, Taxable Ser 2011
0.26%, 5/1/46	5,000	5,000
Colorado Housing & Finance Authority,
Multi-Family Class II 2005 Ser A-3 (AMT)
0.17%, 4/1/40	15,680	15,680
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.17%, 11/1/26	12,500	12,500
Denver Public Schools, CO, Ser 2011 A-3 COPs (Taxable)
0.17%, 12/15/37	12,500	12,500
Fremont, CA, Ser 2010 COPs
0.14%, 8/1/38	10,000	10,000
Kansas Department of Transportation, Highway Ser 2004 C-4
0.13%, 9/1/24	46,550	46,550
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D
0.12%, 2/15/38	11,200	11,200
Maryland Department of Housing & Community Development, Community Development Administration
Residential 2004 Ser F (AMT)
0.16%, 9/1/35	20,000	20,000
Residential 2006 Ser G (AMT)
0.19%, 9/1/40	19,000	19,000

	Face Amount (000)	Value (000)
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC
0.14%, 6/15/41	$52,200	$52,200
New York City, NY, Fiscal 2010 Subser G-4
0.14%, 3/1/39	23,700	23,700
New York State Housing Finance Agency,
Chelsea Apartments 2003 Ser A (AMT)
0.16%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A
0.15%, 5/15/39	17,150	17,150
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 A
0.13%, 4/1/36	22,945	22,945
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 A (Radian)
0.16%, 10/1/36	27,000	27,000
Utah Housing Corporation,
Single Family Mortgage Class I 2008 Ser D-1 (AMT)
0.18%, 7/1/39	11,205	11,205
Single Family Mortgage Class I 2009 Ser B
0.15%, 1/1/39	10,000	10,000
		468,530
Total Tax-Exempt Instruments (Cost $478,530)		478,530

Time Deposits (4.4%)
International Banks (4.4%)
Bank of Nova Scotia Toronto
0.10%, 8/1/12	35,000	35,000
DNB NOR Bank ASA Cayman Islands
0.15%, 8/1/12	90,000	90,000
Total Time Deposits (Cost $125,000)		125,000
Total Investments (100.1%) (Cost $2,826,824)		2,826,824
Liabilities in Excess of Other Assets (-0.1%)		(3,507)
Net Assets (100.0%)		$2,823,317

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
VRDP	Variable Rate Demand Preferred.

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2012 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (12.3%)
International Banks (12.3%)
Deutsche Bank AG
0.52%, 10/18/12	$170,000	$170,000
DNB NOR Bank ASA,
0.23%, 8/1/12	279,550	279,550
0.32%, 11/2/12	500,000	499,994
Oversea Chinese Banking,
0.41%, 11/2/12	16,000	15,999
0.42%, 11/7/12	49,000	48,999
Skandin Ens Banken,
0.41%, 10/25/12	75,000	75,002
0.43%, 11/1/12	50,000	50,004
0.44%, 9/7/12	98,000	97,999
0.47%, 9/7/12	120,000	120,002
0.49%, 8/15/12	470,000	470,000
Sumitomo Mitsui Banking Corp.
0.36%, 8/1/12	148,000	148,000
Svenska Handelsbanken AB
0.60%, 8/2/12	375,000	375,000
Total Certificates of Deposit (Cost $2,350,549)		2,350,549

Commercial Paper (a) (12.4%)
International Banks (12.4%)
DBS Bank Ltd.
0.45%, 1/14/13 (b)	115,000	114,767
Nordea North America, Inc.,
0.41%, 1/18/13 – 1/22/13	425,000	424,178
0.62%, 8/1/12	138,000	138,000
NRW Bank
0.16%, 8/7/12 (b)	210,000	209,994
Oversea Chinese Banking,
0.41%, 11/5/12	30,000	29,967
0.42%, 11/5/12	40,000	39,955
0.43%, 10/24/12 – 11/5/12	210,000	209,780
0.47%, 1/2/13	89,000	88,821
0.52%, 9/13/12	50,000	49,969
Rabobank USA Financial Corp.,
0.52%, 2/1/13	500,000	498,684
0.54%, 10/2/12	48,000	47,956
0.59%, 9/4/12	150,000	149,918
0.62%, 8/8/12	105,000	104,988
Sumitomo Mitsui Banking Corp.
0.18%, 8/2/12 (b)	100,000	99,999
Svenska Handelsbanken AB
0.57%, 8/27/12 (b)	150,000	149,939
Total Commercial Paper (Cost $2,356,915)		2,356,915

Floating Rate Notes (15.5%)
International Banks (15.5%)
Bank of Nova Scotia,
0.45%, 4/26/13	354,500	354,474
0.51%, 7/2/13	175,000	175,000
0.72%, 8/9/12	237,000	237,015

	Face Amount (000)	Value (000)
Barclays Bank PLC
0.92%, 10/12/12	$284,000	$284,000
Deutsche Bank AG
0.67%, 3/15/13	450,000	450,000
Royal Bank of Canada,
0.47%, 11/27/12	200,000	200,000
0.50%, 1/25/13 – 7/26/13	175,000	175,045
0.51%, 7/11/13	230,000	230,000
Toronto Dominion Bank
0.45%, 7/26/13	195,000	195,000
Westpac Banking Corp.,
0.50%, 4/3/13	440,000	439,978
0.51%, 10/24/12	215,000	215,000
Total Floating Rate Notes (Cost $2,955,512)		2,955,512

Repurchase Agreements (43.3%)
ABN Amro Securities (USA) LLC, (0.19%, dated 7/31/12, due 8/1/12; proceeds $300,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.00% due 12/1/31 - 4/1/41; Federal National Mortgage Association Zero Coupon - 5.50% due 11/16/12 - 5/1/42; valued at $308,744)	300,000	300,000

ABN Amro Securities (USA) LLC, (0.25%, dated 7/31/12, due 8/1/12; proceeds $90,001; fully collateralized by Corporate Bonds; Bristol-Myers Squibb Co. 3.25% due 8/1/42; Citigroup, Inc. 5.50% due 10/15/14; Commonwealth Edison Co, 5.80% due 3/15/18; Duke Energy Ohio, Inc, 2.10% due 6/15/13; EI du Pont de Nemours & Co. 5.00% due 7/15/13; General Electric Capital Corp. 5.30% due 2/11/21; International Business Machines Corp. 0.88% due 10/31/14; Prudential Financial, Inc. 4.50% due 7/15/13; Takeda Pharmaceutical Co., Ltd. 1.63% due 3/17/17; Virginia Electric and Power Co. 5.40% due 4/30/18; and by U.S. Government Agencies; Federal National Mortgage Association 2.58% - 5.00% due 2/1/41 - 8/1/42; valued at $93,331)

	90,000	90,000

ABN Amro Securities (USA) LLC, (0.35%, dated 7/31/12, due 8/1/12; proceeds $225,002; fully collateralized by Common Stocks; Abbott Laboratories; Allergan, Inc.; American International Group, Inc.; Anadarko Petroleum Corp.; Apple, Inc.; Biogen Idec, Inc.; Caterpillar, Inc.; Celgene Corp.; Charter Communications, Inc.; Chevron Corp.; ConAgra Foods, Inc.; Corrections Corp. of America; Domino’s Pizza, Inc.; EMC Corp.; Estee Lauder Cos, Inc. (The); F5 Networks, Inc.; Gap, Inc. (The); HCA Holdings, Inc.; Hess Corp.; Hill-Rom Holdings, Inc.; JPMorgan Chase & Co.; Kellogg Co.; Lorillard, Inc.; Marvell Technology Group Ltd.; Maxim Integrated Products, Inc.; Mosaic Co. (The); Motorola Solutions, Inc.; National Oilwell Varco, Inc.; Pfizer, Inc.; PG&E Corp.; Philip Morris International, Inc.; Precision Castparts Corp.; Procter & Gamble Co. (The); Schlumberger Ltd.; Travelers Cos, Inc. (The); Tyco International Ltd.; Western Digital Corp.; Yahoo!, Inc.; valued at $236,250)

	225,000	225,000
Bank of Nova Scotia, (0.19%, dated 7/31/12, due 8/1/12; proceeds $425,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% due 7/1/27; Federal National Mortgage Association 4.00% due 1/1/42; valued at $437,996)	425,000	425,000

	Face Amount (000)	Value (000)
Bank of Nova Scotia, (0.22%, dated 3/21/12, due 3/15/13; proceeds $275,603; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 12/1/40 - 1/1/42; Federal National Mortgage Association 4.00% - 4.50% due 6/1/40 - 2/1/42; Government National Mortgage Association 5.00% due 9/15/39; valued at $284,826) (Demand 8/7/12)	$275,000	$275,000
Bank of Nova Scotia, (0.23%, dated 5/23/12, due 1/7/13; proceeds $250,366; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.00% due 9/1/41 - 4/1/42; Federal National Mortgage Association 3.50% - 4.50% due 12/1/26 - 5/1/42; Government National Mortgage Association 5.00% due 9/15/39; valued at $258,302) (Demand 8/7/12)	250,000	250,000

Barclays Capital, Inc., (0.55%, dated 7/31/12, due 8/1/12; proceeds $90,001; fully collateralized by Common Stocks; AMERIGROUP Corp.; Ameriprise Financial, Inc.; Barrick Gold Corp.; Calpine Corp.; Canadian Pacific Railway Ltd.; Cardinal Health, Inc.; Cenovus Energy, Inc.; CH Robinson Worldwide, Inc.; Copa Holdings SA; Core Laboratories N.V.; Covidien PLC; Credicorp Ltd.; Extra Space Storage, Inc.; Fidelity National Financial, Inc.; GNC Holdings, Inc.; Health Net, Inc.; Ingredion, Inc.; Lear Corp.; Loews Corp.; McDermott International, Inc.; Mead Johnson Nutrition Co.; Mellanox Technologies Ltd.; PulteGroup, Inc.; Retail Opportunity Investments Corp.; Royal Bank of Canada; SolarWinds, Inc.; SPX Corp.; Standard Microsystems Corp.; Taubman Centers, Inc.; Teva Pharmaceutical Industries Ltd.; Thermo Fisher Scientific, Inc.; Transocean Ltd.; Ulta Salon Cosmetics & Fragrance, Inc.; Weatherford International Ltd.; WellCare Health Plans, Inc.; and a Convertible Bond; Omnicare, Inc. 3.75% due 4/1/42; valued at $94,601)

	90,000	90,000
Barclays Capital, Inc., (0.75%, dated 5/2/12, due 8/3/12; proceeds $87,670; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 7/31/19; valued at $89,300)	87,500	87,500

	Face Amount (000)	Value (000)

Barclays Capital, Inc., (0.90%, dated 7/9/12, due 10/12/12; proceeds $215,511; fully collateralized by Common Stocks; AvalonBay Communities, Inc.; Barrick Gold Corp.; Canadian Pacific Railway Ltd.; CareFusion Corp.; CBRE Group, Inc.; Cenovus Energy, Inc.; Citrix Systems, Inc.; Copa Holdings SA; Core Laboratories N.V.; Credicorp Ltd.; eBay, Inc.; Fidelity National Financial, Inc.; GNC Holdings, Inc.; Juniper Networks, Inc.; McDermott International, Inc.; Netflix, Inc.; Newell Rubbermaid, Inc.; Precision Castparts Corp.; Salesforce.com, Inc.; SolarWinds, Inc.; Taubman Centers, Inc.; Teva Pharmaceutical Industries Ltd.; Transocean Ltd.; Ulta Salon Cosmetics & Fragrance, Inc.; Vodafone Group PLC; Wells Fargo & Co.; and Convertible Bonds; ALZA Corp. Zero Coupon due 7/28/20; Bristol-Myers Squibb Co. Zero Coupon due 9/15/23; Chesapeake Energy Corp. 2.75% due 11/15/35; Continental Airlines, Inc. 4.50% due 1/15/15; Danaher Corp. Zero Coupon due 1/22/21; EnerSys, Inc. 3.38% due 6/1/38; Ford Motor Co. 4.25% due 11/15/16 - 12/15/36; Health Care REIT, Inc. 3.00% due 12/1/29; Intel Corp. 3.25% due 8/1/39; International Game Technology 3.25% due 5/1/14; Jefferies Group, Inc. 3.88% due 11/1/29; Leap Wireless International, Inc. 4.50% due 7/15/14; Liberty Interactive LLC 3.13% - 4.00% due 3/30/23 - 3/15/31; MGM Resorts International 4.25% due 4/15/15; Microsoft Corp. Zero Coupon due 6/15/13; National Retail Properties, Inc. 3.95% - 5.13% due 9/15/26 - 6/15/28; Omnicare, Inc. 3.75% due 4/1/42; Omnicom Group, Inc. Zero Coupon due 7/31/32 - 7/1/38; Owens-Brockway Glass Container, Inc. 3.00% due 6/1/15; PHH Corp. 6.00% due 6/15/17; Roper Industries, Inc. Zero Coupon due 1/15/34; Saks, Inc. 2.00% due 3/15/24; Trinity Industries, Inc. 3.88% due 6/1/36; valued at $230,708) (Demand 8/1/12)

	$215,000	$215,000
BNP Paribas Securities Corp., (0.50%, dated 7/31/12, due 8/1/12; proceeds $40,001; fully collateralized by Convertible Bonds; Ally Financial, Inc. 6.25% due 12/1/17; Belo Corp. 7.25% due 9/15/27; CHS/Community Health Systems, Inc. 7.13% due 7/15/20; Cricket Communications, Inc. 7.75% due 10/15/20; Danske Bank A/S 5.91% due 12/16/99; Felcor Lodging LP 6.75% due 6/1/19; Level 3 Communications, Inc. 11.88% due 2/1/19; Levi Strauss & Co. 6.88% due 5/1/22; Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 9.88% due 8/15/19; SBA Telecommunications, Inc. 5.75% due 7/15/20; valued at $42,354)	40,000	40,000
Credit Suisse Securities, (0.22%, dated 7/31/12, due 8/1/12; proceeds $50,000; fully collateralized by Commercial Paper; Manhattan Asset Funding Co. LLC Zero Coupon due 8/24/12; Nieuw Amsterdam Receivables Co. Zero Coupon due 8/28/12; valued at $52,505)	50,000	50,000

	Face Amount (000)	Value (000)

Credit Suisse Securities, (0.25%, dated 7/31/12, due 8/7/12; proceeds $220,011; fully collateralized by Common Stocks; 51job, Inc.; ABB Ltd.; Agnico-Eagle Mines Ltd.; Aixtron SE NA; Amarin Corp. PLC; America Movil SAB de CV; AngloGold Ashanti Ltd.; ArcelorMittal; AutoNavi Holdings Ltd.; Banco de Chile; Banco Macro SA; Barrick Gold Corp.; BHP Billiton PLC; BRF - Brasil Foods SA; BT Group PLC; Cencosud SA; Changyou.com Ltd.; China Eastern Airlines Corp., Ltd.; China Life Insurance Co., Ltd.; Cia Cervecerias Unidas SA; Cia de Bebidas das Americas; Cia de Minas Buenaventura SA; Cia de Saneamento Basico do Estado de Sao Paulo; CNOOC Ltd.; CPFL Energia SA; Credit Suisse Group AG; CRH PLC; CSR PLC; Ctrip.com International Ltd.; Delhaize Group SA; Dr. Reddy’s Laboratories Ltd.; Ecopetrol SA; Elster Group SE; Energen Corp.; Enersis SA; Eni SpA; Fifth Street Finance Corp.; Fly Leasing Ltd.; Fresenius Medical Care AG & Co. KGaA; Gold Fields Ltd.; Grupo Aeroportuario del Centro Norte Sab de CV; Grupo Aeroportuario del Pacifico SAB de CV; Grupo Televisa SAB; Guangshen Railway Co., Ltd.; Harmony Gold Mining Co., Ltd.; Honda Motor Co., Ltd.; Huaneng Power International, Inc.; ICICI Bank Ltd.; Infosys Ltd.; InterContinental Hotels Group PLC; KB Financial Group, Inc.; Koninklijke Philips Electronics N.V.; KT Corp.; Kubota Corp.; Kyocera Corp.; Luxottica Group SpA; Makita Corp.; Medley Capital Corp.; Mobile Telesystems OJSC; NET Servicos de Comunicacao SA; New Mountain Finance Corp.; New Oriental Education & Technology Group; NICE Systems Ltd.; Nidec Corp.; Nippon Telegraph & Telephone Corp.; NTT DOCOMO, Inc.; Pearson PLC; PetroChina Co., Ltd.; Petroleo Brasileiro SA; Philippine Long Distance Telephone Co.; Prudential PLC; Randgold Resources Ltd.; RDA Microelectronics, Inc.; Reed Elsevier N.V.; Reed Elsevier PLC; Royal Dutch Shell PLC; SAP AG; Shire PLC; Siemens AG; SK Telecom Co., Ltd.; Sociedad Quimica y Minera de Chile SA; Sony Corp.; Statoil ASA; Syngenta AG; Tata Motors Ltd.; Telecom Argentina SA; Telefonica SA; Telekomunikasi Indonesia Persero Tbk PT; Tenaris SA; Ternium SA; Teva Pharmaceutical Industries Ltd.; Total SA; Triangle Capital Corp.; Ultrapar Participacoes SA; Unilever N.V.; Vodafone Group PLC; Woori Finance Holdings Co., Ltd.; WPP PLC; WuXi PharmaTech Cayman, Inc.; YPF SA; valued at $231,022)

	$220,000	$220,000
Deutsche Bank Securities, Inc., (0.19%, dated 7/31/12, due 8/1/12; proceeds $319,342; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 7/1/42; valued at $329,019)	319,340	319,340

	Face Amount (000)	Value (000)

Deutsche Bank Securities, Inc., (0.50%, dated 7/31/12, due 8/1/12; proceeds $90,001; fully collateralized by Common Stocks; Amylin Pharmaceuticals, Inc.; AngloGold Ashanti Ltd.; Banco de Chile; BOK Financial Corp.; BP PLC; Cia de Minas Buenaventura SA; Cia de Saneamento Basico do Estado de Sao Paulo; Cisco Systems, Inc.; Coca-Cola Femsa SAB de CV; Comcast Corp.; Cooper Industries PLC; Credit Acceptance Corp.; Discovery Communications, Inc.; eLong, Inc.; Famous Dave’s of America, Inc.; Focus Media Holding Ltd.; Fresenius Medical Care AG & Co. KGaA; Gen-Probe, Inc.; Gold Fields Ltd.; Grupo Aeroportuario del Pacifico SAB de CV; Grupo Televisa SAB; hiSoft Technology International Ltd.; Honeywell International, Inc.; Humana, Inc.; IAC/InterActiveCorp.; JPMorgan Chase & Co.; Kyocera Corp.; Lowe’s Cos, Inc.; Magellan Health Services, Inc.; Magnetek, Inc.; Marsh & McLennan Cos, Inc.; Mead Johnson Nutrition Co.; Merck & Co., Inc.; National Grid PLC; NetEase, Inc.; Nexen, Inc.; NTELOS Holdings Corp.; Pacific Capital Bancorp; Quality Systems, Inc.; Reed Elsevier N.V.; Royal Gold, Inc.; Shire PLC; Sociedad Quimica y Minera de Chile SA; Standard Microsystems Corp.; Syneron Medical Ltd.; Telecom Argentina SA; TeleTech Holdings, Inc.; Union Pacific Corp.; Vale SA; Valero Energy Corp.; Veolia Environnement SA; and Convertible Bonds; iStar Financial, Inc. Zero Coupon due 10/1/12; UR Merger Sub Corp. 1.88% due 10/15/23; valued at $94,625)

	$90,000	$90,000
Goldman Sachs & Co., (0.18%, dated 7/31/12, due 8/1/12; proceeds $50,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% due 12/1/40; Federal National Mortgage Association 5.00% due 4/1/38; valued at $51,535)	50,000	50,000
Goldman Sachs & Co., (0.18%, dated 7/26/12, due 8/2/12; proceeds $195,007; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.50% due 9/1/25 - 7/1/42; Federal National Mortgage Association 3.00% - 6.00% due 10/1/25 - 10/1/41; valued at $200,963)	195,000	195,000
Goldman Sachs & Co., (0.18%, dated 7/30/12, due 8/6/12; proceeds $370,013; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.41% - 6.00% due 11/1/25 - 7/1/42; Federal National Mortgage Association 2.09% - 6.00% due 11/1/19 - 8/1/42; valued at $381,363)	370,000	370,000
Goldman Sachs & Co., (0.19%, dated 7/25/12, due 8/1/12; proceeds $180,007; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 6.00% due 6/1/27 - 2/1/42; valued at $185,216)	180,000	180,000
Goldman Sachs & Co., (0.19%, dated 7/31/12, due 8/7/12; proceeds $150,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 11/1/41; Federal National Mortgage Association 2.84% - 5.50% due 6/1/24 - 9/1/41; valued at $154,574)	150,000	150,000
HSBC Securities USA, (0.18%, dated 7/31/12, due 8/1/12; proceeds $300,002; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.44% - 8.00% due 12/15/17 - 12/15/53; valued at $310,062)	300,000	300,000

Face Amount (000)	Value (000)

JP Morgan Clearing Corp., (0.31%, dated 7/31/12, due 8/1/12; proceeds $300,003; fully collateralized by Convertible Bonds; Alcatel-Lucent USA, Inc. 2.75% due 6/15/23; ArcelorMittal 5.00% due 5/15/14; Continental Airlines, Inc. 4.50% due 1/15/15; Covanta Holding Corp. 3.25% due 6/1/14; DR Horton, Inc. 2.00% due 5/15/14; General Cable Corp. 0.88% due 11/15/13; Lennar Corp. 2.00% - 2.75% due 12/1/20 - 12/15/20; Leucadia National Corp. 3.75% due 4/15/14; Liberty Interactive LLC 3.75% due 2/15/30; LifePoint Hospitals, Inc. 3.25% due 8/15/25; PHH Corp. 6.00% due 6/15/17; Saks, Inc. 2.00% due 3/15/24; Sotheby’s 3.12% due 6/15/13; Terex Corp. 4.00% due 6/1/15; tw telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; valued at $350,586)

$300,000	$300,000

JP Morgan Clearing Corp., (0.85%, dated 3/7/12, due 3/1/13; proceeds $312,628; fully collateralized by Common Stocks; ABB Ltd.; Alliant Techsystems, Inc.; AngloGold Ashanti Ltd.; AVX Corp.; Banco Latinoamericano de Comercio Exterior SA; Bank of Hawaii Corp.; Barclays PLC; Black Hills Corp.; BP PLC; Brady Corp.; BT Group PLC; Cameco Corp.; Canadian Natural Resources Ltd.; Canadian Pacific Railway Ltd.; Carnival PLC; Chico’s FAS, Inc.; China Life Insurance Co., Ltd.; China Petroleum & Chemical Corp.; China Unicom Hong Kong Ltd.; Cia de Bebidas das Americas; Cia de Minas Buenaventura SA; Coca-Cola Femsa SAB de CV; Commercial Metals Co.; Consolidated Graphics, Inc.; Con-way, Inc.; Crane Co.; Crown Holdings, Inc.; Diageo PLC; Diebold, Inc.; Elan Corp. PLC; Eldorado Gold Corp.; Elster Group SE; Embraer SA; Emeritus Corp.; Ensco PLC; Fair Isaac Corp.; Fly Leasing Ltd.; GATX Corp.; Gaylord Entertainment Co.; Georgia Gulf Corp.; GlaxoSmithKline PLC; Gold Fields Ltd.; Greif, Inc.; Gruma SAB de CV; Grupo Televisa SAB; Hanover Insurance Group, Inc. (The); Hill-Rom Holdings, Inc.; Hubbell, Inc.; IAMGOLD Corp.; Ingram Micro, Inc.; Insperity, Inc.; Koninklijke Philips Electronics N.V.; KT Corp.; Kyocera Corp.; LG Display Co., Ltd.; Luxottica Group SpA; Nelnet, Inc.; Nexen, Inc.; Nippon Telegraph & Telephone Corp.; Novo Nordisk A/S; NTT DOCOMO, Inc.; NV Energy, Inc.; PetroChina Co., Ltd.; Petroleo Brasileiro SA; Philippine Long Distance Telephone Co.; Prudential PLC; REX American Resources Corp.; Sauer-Danfoss, Inc.; Senior Housing Properties Trust; Silver Wheaton Corp.; SK Telecom Co., Ltd.; Skechers U.S.A., Inc.; Statoil ASA; Tata Motors Ltd.; Telecom Argentina SA; Telekomunikasi Indonesia Persero Tbk PT; Tempur-Pedic International, Inc.; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; Turkcell Iletisim Hizmetleri AS; Ultrapar Participacoes SA; UniFirst Corp.; Unilever N.V.; Valhi, Inc.; Veolia Environnement SA; Warnaco Group, Inc. (The); Westar Energy, Inc.; White Mountains Insurance Group Ltd.; Whiting Petroleum Corp.; Winthrop Realty Trust; YPF SA; valued at $315,030) (Demand 8/1/12)

310,000	310,000

Face Amount (000)	Value (000)

Merrill Lynch Pierce Fenner, (0.30%, dated 7/31/12, due 8/1/12; proceeds $130,001; fully collateralized by Common Stocks; America Movil SAB de CV; Banco Santander Chile; BP PLC; BRF - Brasil Foods SA; China Mobile Ltd.; Cia de Saneamento Basico do Estado de Sao Paulo; CPFL Energia SA; Ctrip.com International Ltd.; GlaxoSmithKline PLC; Gold Fields Ltd.; Grupo Televisa SAB; Honda Motor Co., Ltd.; InterContinental Hotels Group PLC; Petroleo Brasileiro SA; Randgold Resources Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd.; Tata Motors Ltd.; Telefonica SA; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; Toyota Motor Corp.; Vale SA; Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; Lennar Corp. 2.00% due 12/1/20; Liberty Interactive LLC 3.13% due 3/30/23; Medtronic, Inc. 1.63% due 4/15/13; Convertible Preferred Stocks; Aspen Insurance Holdings Ltd.; Bunge Ltd.; Fifth Third Bancorp; Omnicare Capital Trust II; Wells Fargo & Co.; and Preferred Stocks; DDR Corp.; ING Groep N.V.; Morgan Stanley; Newcastle Investment Corp.; Public Storage; SLM Corp.; UBS Preferred Funding Trust IV; valued at $142,769)

$130,000	$130,000

Merrill Lynch Pierce Fenner, (0.55%, dated 7/31/12, due 8/1/12; proceeds $100,002; fully collateralized by Common Stocks; America Movil SAB de CV; BP PLC; BRF - Brasil Foods SA; China Mobile Ltd.; Cia de Saneamento Basico do Estado de Sao Paulo; CPFL Energia SA; Credit Suisse Group AG; Ctrip.com International Ltd.; Elan Corp. PLC; Embraer SA; GlaxoSmithKline PLC; Gold Fields Ltd.; Grupo Televisa SAB; Honda Motor Co., Ltd.; InterContinental Hotels Group PLC; Petroleo Brasileiro SA; Randgold Resources Ltd.; SAP AG; Taiwan Semiconductor Manufacturing Co., Ltd.; Tata Motors Ltd.; Telefonica SA; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; Toyota Motor Corp.; Ultrapar Participacoes SA; Vale SA; Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; Liberty Interactive LLC 3.13% due 3/30/23; Medtronic, Inc. 1.63% due 4/15/13; and Preferred Stocks; Ally Financial, Inc.; Citigroup Capital IX; DDR Corp.; General Electric Capital Corp.; Goldman Sachs Group, Inc. (The); ING Groep N.V.; Kimco Realty Corp.; Morgan Stanley; Morgan Stanley Capital Trust VIII; Newcastle Investment Corp.; Public Storage; RBS Capital Funding Trust VII; SLM Corp.; UBS Preferred Funding Trust IV; valued at $106,659)

100,000	100,000

	Face Amount (000)	Value (000)

Merrill Lynch Pierce Fenner, (0.58%, dated 4/16/12, due 10/12/12; proceeds $175,505; fully collateralized by Common Stocks; America Movil SAB de CV; BP PLC; China Mobile Ltd.; Ctrip.com International Ltd.; Elan Corp. PLC; Embraer SA; GlaxoSmithKline PLC; Grupo Televisa SAB; InterContinental Hotels Group PLC; Petroleo Brasileiro SA; Taiwan Semiconductor Manufacturing Co., Ltd.; Teva Pharmaceutical Industries Ltd.; Ultrapar Participacoes SA; Vale SA; Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; DR Horton, Inc. 2.00% due 5/15/14; Ford Motor Co. 4.25% due 11/15/16; General Cable Corp. 0.88% due 11/15/13; Health Care REIT, Inc. 3.00% due 12/1/29; Intel Corp. 3.25% due 8/1/39; Jefferies Group, Inc. 3.88% due 11/1/29; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lennar Corp. 2.00% - 2.75% due 12/1/20 - 12/15/20; Liberty Interactive LLC 3.13% due 3/30/23; Medtronic, Inc. 1.63% due 4/15/13; MGM Resorts International 4.25% due 4/15/15; Omnicare, Inc. 3.25% - 3.75% due 12/15/35 - 4/1/42; PHH Corp. 6.00% due 6/15/17; Sotheby’s 3.13% due 6/15/13; Stewart Enterprises, Inc. 3.13% due 7/15/14; tw telecom, Inc. 2.38% due 4/1/26; a Convertible Preferred Stock; Aspen Insurance Holdings Ltd.; and Preferred Stocks; Ally Financial, Inc.; DDR Corp.; ING Groep N.V.; Morgan Stanley; Newcastle Investment Corp.; Public Storage; SLM Corp.; UBS Preferred Funding Trust IV; valued at $191,600) (Demand 8/1/12)

	$175,000	$175,000
RBC Capital Markets LLC, (0.19%, dated 7/31/12, due 8/1/12; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 3/1/42 - 8/1/42; Federal National Mortgage Association 2.64% - 4.50% due 6/1/36 - 8/1/41; valued at $206,057)	200,000	200,000
Societe Generale, (0.19%, dated 7/31/12, due 8/1/12; proceeds $1,650,009; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 6.00% due 2/1/27 - 6/1/42; Federal National Mortgage Association 2.22% - 5.50% due 3/1/26 - 8/1/42; Government National Mortgage Association 3.00% - 3.50% due 7/20/41 - 2/20/42; valued at $1,699,541)	1,650,000	1,650,000
UBS Securities LLC, (0.19%, dated 7/31/12, due 8/1/12; proceeds $100,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 4/1/42; Federal National Mortgage Association 4.50% due 9/1/40 - 6/1/42; valued at $103,002)	100,000	100,000
Wells Fargo Securities LLC, (0.19%, dated 7/31/12, due 8/1/12; proceeds $965,005; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank Zero Coupon - 5.70% due 9/18/12 - 4/17/36; Federal Home Loan Bank Zero Coupon - 5.50% due 8/15/12 - 12/11/20; Federal Home Loan Mortgage Corporation Zero Coupon - 6.25% due 1/7/13 - 7/15/32; Federal National Mortgage Association Zero Coupon – 6.63% due 8/2/12 – 8/6/38; Tennessee Valley Authority Zero Coupon - 6.25% due 3/15/13 - 6/15/38; and a U.S. Government Obligation; U.S. Treasury Note 2.00% due 11/30/13; valued at $985,346)	965,000	965,000

Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (0.25%, dated 7/31/12, due 8/1/12; proceeds $305,002; fully collateralized by Corporate Bonds; Airgas, Inc. 3.25% due 10/1/15; Alcoa, Inc. 5.95% due 2/1/37; Alleghany Corp. 4.95% due 6/27/22; Allstate Corp. (The) 5.00% - 7.45% due 8/15/14 - 5/15/67; Allstate Life Global Funding Trusts 5.38% due 4/30/13; American Express Credit Corp. 7.30% due 8/20/13; American International Group, Inc. 6.40% - 8.25% due 8/15/18 - 12/15/20; Anheuser-Busch InBev Worldwide, Inc. 2.50% due 7/15/22; ArcelorMittal 3.75% due 8/5/15; Arrow Electronics, Inc. 5.13% due 3/1/21; AT&T, Inc. 3.00% - 6.55% due 2/15/15 - 2/15/39; AvalonBay Communities, Inc. 3.95% due 1/15/21; Bank of America Corp. 5.13% - 7.63% due 11/15/14 - 1/5/21; Bank of New York Mellon Corp. (The) 4.30% due 5/15/14; Bear Stearns Cos LLC (The) 5.70% due 11/15/14; Berkshire Hathaway Finance Corp. 1.50% due 1/10/14; Berkshire Hathaway, Inc. 2.13% due 2/11/13; BHP Billiton Finance USA Ltd. 6.50% due 4/1/19; Cameron International Corp. 4.50% due 6/1/21; Campbell Soup Co. 4.88% - 5.00% due 12/3/12 - 10/1/13; Canadian Imperial Bank of Commerce 1.45% due 9/13/13; Capital One Financial Corp. 6.15% due 9/1/16; Cardinal Health, Inc. 5.50% due 6/15/13; Caterpillar, Inc. 7.00% due 11/30/13; CBS Corp. 3.38% - 4.85% due 2/15/21 - 7/1/42; Cellco Partnership/Verizon Wireless Capital LLC 8.50% due 11/15/18; Chevron Corp. 3.95% due 3/3/14; Cisco Systems, Inc. 3.15% due 3/14/17; Citigroup, Inc. 4.75% - 6.88% due 8/19/13 - 3/5/38; CME Group, Inc. 5.75% due 2/15/14; Coca-Cola Co. (The) 0.75% due 11/15/13; Comcast Cable Communications LLC 7.13% - 8.88% due 6/15/13 - 5/1/17; Comcast Corp. 5.85% due 11/15/15; Commonwealth Bank of Australia 1.95% due 3/16/15; ConocoPhillips 4.75% - 6.50% due 2/1/14 - 2/1/39; Covidien International Finance SA 2.80% due 6/15/15; Credit Suisse 5.50% due 5/1/14; Credit Suisse USA, Inc. 5.13% due 8/15/15; CRH America, Inc. 5.75% due 1/15/21; CSX Corp. 5.50% due 4/15/41; CVS Caremark Corp. 3.25% - 6.13% due 5/18/15 - 8/15/16; Daimler Finance North America LLC 2.40% due 4/10/17; Danaher Corp. 3.90% due 6/23/21; Detroit Edison Co. (The) 2.65% due 6/15/22; DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.13% - 6.35% due 2/15/16 - 8/15/40; Discovery Communications LLC 3.30% due 5/15/22; Dominion Resources, Inc. 5.15% due 7/15/15; Dow Chemical Co. (The) 7.60% due 5/15/14; Duke Energy Carolinas LLC 6.05% due 4/15/38; Duke Energy Corp. 5.05% due 9/15/19; Duke Realty Corp. 5.88% due 8/15/12; EI du Pont de Nemours & Co. 4.75% - 5.00% due 7/15/13 - 3/15/15; Encana Corp. 6.50% due 5/15/19; Energen Corp. 4.63% due 9/1/21; Energy Transfer Partners LP 6.50% due 2/1/42; Enterprise Products Operating LLC 7.55% due 4/15/38; Exelon Generation Co. LLC 6.20% - 6.25% due 10/1/17 - 10/1/39; Express Scripts Holding Co. 2.75% - 6.25% due 6/15/14 - 11/21/14; Federal Realty Investment Trust 3.00% - 5.90% due 4/1/20 - 8/1/22; Florida Power Corp. 5.65% due 4/1/40; General Dynamics Corp. 4.25% due 5/15/13; General Electric Capital Corp. 0.25% - 5.25% due 9/21/12 - 6/29/15; Goldman Sachs Group, Inc. (The) 3.70% - 6.25% due 7/15/13 - 2/1/41; Google, Inc. 2.13% due 5/19/16; Hartford Financial Services Group, Inc. 4.00% - 6.10% due 10/15/17 - 10/1/41; Health Care REIT, Inc. 4.70% due 9/15/17; Hess Corp. 5.60% due 2/15/41; Hewlett-Packard Co. 4.38% - 4.65% due 9/15/21 - 12/9/21; Hillshire Brands Co. 4.10% due 9/15/20; Hospitality Properties Trust 6.70% - 6.75% due 2/15/13 - 1/15/18;

Face Amount (000)	Value (000)

HSBC Finance Corp. 4.75% due 7/15/13; HSBC USA, Inc. 2.38% due 2/13/15; Intel Corp. 3.30% due 10/1/21; International Business Machines Corp. 4.75% - 8.38% due 11/29/12 - 11/1/19; Jefferies Group, Inc. 5.13% due 4/13/18; JPMorgan Chase & Co. 4.75% - 5.75% due 1/2/13 - 5/1/13; Kinder Morgan Energy Partners LP 3.50% - 7.75% due 3/1/16 - 3/15/32; KLA-Tencor Corp. 6.90% due 5/1/18; Kraft Foods, Inc. 2.63% - 6.13% due 5/8/13 - 2/1/18; Liberty Mutual Group, Inc. 6.50% due 3/15/35; Liberty Property LP 5.65% due 8/15/14; Lincoln National Corp. 7.00% due 3/15/18; Lockheed Martin Corp. 6.15% due 9/1/36; Lowe’s Cos, Inc. 3.12% due 4/15/22; Marathon Oil Corp. 5.90% due 3/15/18; Markel Corp. 4.90% due 7/1/22; Marriott International, Inc. 6.20% due 6/15/16; Merck & Co., Inc. 5.30% due 12/1/13; Merrill Lynch & Co., Inc. 6.11% due 1/29/37; MetLife Capital Trust X 9.25% due 4/8/68; Microsoft Corp. 2.50% - 4.20% due 2/8/16 - 6/1/19; Morgan Stanley 2.88% - 6.63% due 3/1/13 - 1/26/20; Nabors Industries, Inc. 4.63% due 9/15/21; Nationwide Mutual Insurance Co. 9.38% due 8/15/39; NBCUniversal Media LLC 4.38% due 4/1/21; News America, Inc. 6.15% due 3/1/37; Nexen, Inc. 6.20% due 7/30/19; NextEra Energy Capital Holdings, Inc. 6.00% due 3/1/19; Novartis Capital Corp. 1.90% due 4/24/13; NYSE Euronext 4.80% due 6/28/13; Occidental Petroleum Corp. 1.50% due 2/15/18; Ohio National Life Insurance Co. 6.88% due 6/15/42; ONEOK Partners LP 6.65% due 10/1/36; Petrobras International Finance Co. - Pifco 5.75% due 1/20/20; Philip Morris International, Inc. 4.13% due 5/17/21; PNC Funding Corp. 3.63% due 2/8/15; Procter & Gamble Co. (The) 0.39% due 2/6/14; Progress Energy, Inc. 6.00% - 7.05% due 3/15/19 - 12/1/39; Prudential Financial, Inc. 3.00% - 4.50% due 7/15/13 - 5/12/16; Public Service Co. of Colorado 4.88% due 3/1/13; Qwest Corp. 6.88% due 9/15/33; Royal Bank of Scotland PLC (The) 5.63% due 8/24/20; SCANA Corp. 4.75% due 5/15/21; Sempra Energy 6.15% due 6/15/18; South Carolina Electric & Gas Co. 4.35% due 2/1/42; Sovereign Bank 8.75% due 5/30/18; Staples, Inc. 9.75% due 1/15/14; Sysco Corp. 0.55% due 6/12/15; TCM Sub LLC 3.55% due 1/15/15; Teck Resources Ltd. 3.15% due 1/15/17; Teva Pharmaceutical Finance IV LLC 1.70% due 11/10/14; Texas Instruments, Inc. 0.88% due 5/15/13; Thermo Fisher Scientific, Inc. 3.20% due 3/1/16; Time Warner Cable, Inc. 6.55% due 5/1/37; Time Warner, Inc. 5.38% - 7.63% due 4/15/31 - 10/15/41; Travelers Cos, Inc. (The) 5.80% due 5/15/18; Union Electric Co. 6.70% due 2/1/19; United Parcel Service, Inc. 3.88% due 4/1/14; United Technologies Corp. 4.50% due 6/1/42; UnitedHealth Group, Inc. 4.63% - 5.70% due 10/15/40 - 11/15/41; US Bancorp 1.38% due 9/13/13; US Bank NA 4.80% - 6.30% due 2/4/14 - 4/15/15; Vale Overseas Ltd. 6.25% due 1/11/16; Verizon Communications, Inc. 5.55% due 2/15/16; Viacom, Inc. 3.13% - 6.88% due 9/15/14 - 4/30/36; Virginia Electric and Power Co. 5.10% due 11/30/12; Vodafone Group PLC 5.75% due 3/15/16; Wal-Mart Stores, Inc. 0.75% - 6.50% due 10/25/13 - 8/15/37; Walt Disney Co. (The) 4.70% due 12/1/12; Waste Management, Inc. 6.38% due 3/11/15; Weatherford International Ltd. 5.13% - 6.00% due 3/15/18 - 9/15/20; Whirlpool Corp. 4.70% due 6/1/22; Willis Group Holdings PLC 5.75% due 3/15/21; WR Berkley Corp. 4.63% due 3/15/22; Wyeth LLC 5.50% due 2/1/14; valued at $320,250)

$305,000	$305,000

	Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (0.35%, dated 7/31/12, due 8/1/12; proceeds $90,001; fully collateralized by Commercial Paper; DNB Bank Grand Cayman Islands Zero Coupon due 11/8/12; Province of Ontario, Canada 0.40% due 11/8/12; and Corporate Bonds; Advanced Micro Devices, Inc. 8.13% due 12/15/17; Anixter, Inc. 5.63% due 5/1/19; Apria Healthcare Group, Inc. 11.25% due 11/1/14; ArcelorMittal 9.00% due 2/15/15; B/E Aerospace, Inc. 6.88% due 10/1/20; Bombardier, Inc. 5.75% - 7.75% due 3/15/20 - 3/15/22; Boston Scientific Corp. 6.00% due 1/15/20; CareFusion Corp. 6.38% due 8/1/19; CEDC Finance Corp International, Inc. 9.13% due 12/1/16; Comstock Resources, Inc. 7.75% due 4/1/19; Concho Resources, Inc. 5.50% - 8.63% due 10/1/17 - 10/1/22; CONSOL Energy, Inc. 8.00% due 4/1/17; Continental Airlines, Inc. 6.75% due 9/15/15; Eksportfinans ASA 5.50% due 5/25/16; Esterline Technologies Corp. 7.00% due 8/1/20; Exide Technologies 8.63% due 2/1/18; FTI Consulting, Inc. 7.75% due 10/1/16; HCA, Inc. 6.50% due 2/15/20; JBS USA LLC/JBS USA Finance, Inc. 11.63% due 5/1/14; Liberty Mutual Group, Inc. 7.00% due 3/15/34; LIN Television Corp. 8.38% due 4/15/18; Lincoln National Corp. 6.15% due 4/7/36; Linn Energy LLC/Linn Energy Finance Corp. 6.25% due 11/1/19; Ltd Brands, Inc. 7.00% due 5/1/20; National Australia Bank Ltd. 5.35% due 6/12/13; Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.88% due 11/1/17; Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% due 4/15/18; Petrohawk Energy Corp. 10.50% due 8/1/14; Pioneer Energy Services Corp. 9.88% due 3/15/18; Plastipak Holdings, Inc. 10.63% due 8/15/19; ProLogis LP 5.63% due 11/15/16; QEP Resources, Inc. 5.38% due 10/1/22; Quiksilver, Inc. 6.88% due 4/15/15; RBS Global, Inc./Rexnord LLC 8.50% due 5/1/18; SCANA Corp. 4.75% due 5/15/21; SM Energy Co. 6.50% due 11/15/21; Springleaf Finance Corp. 5.85% due 6/1/13; Swift Services Holdings, Inc. 10.00% due 11/15/18; Time Warner Cable, Inc. 5.88% due 11/15/40; XLIT Ltd. 5.75% due 10/1/21; valued at $90,015)

	$90,000	$90,000
Total Repurchase Agreements (Cost $8,246,840)		8,246,840

Tax-Exempt Instruments (11.1%)
Closed-End Investment Company (0.2%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.27%, 5/5/41 (b)	35,000	35,000

Daily Variable Rate Bond (0.1%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable)
0.19%, 3/1/33	20,375	20,375

Weekly Variable Rate Bonds (10.8%)
Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge 2001 Ser A
0.12%, 4/1/36	93,600	93,600
California Educational Facilities Authority, California Institute of Technology 2006 Ser B
0.12%, 10/1/36	20,000	20,000

	Face Amount (000)	Value (000)
California Housing Finance Agency, Multifamily Ser 2000 C (AMT)
0.16%, 2/1/33	$29,870	$29,870
Colorado Housing & Finance Authority,
Multi-Family Class 1 2006 Ser A-1 (Taxable)
0.21%, 10/1/36	40,750	40,750
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.17%, 11/1/26	42,500	42,500
Single Family Mortgage Class I 2007 Ser B-2 (AMT)
0.16%, 5/1/38	25,000	25,000
Denver Public Schools, CO, Ser 2011 A-1 COPs (Taxable)
0.17%, 12/15/37	11,600	11,600
East Bay Municipal Utility District, CA,
Water System Sub Refg Ser 2008 A-2
0.14%, 6/1/38	32,355	32,355
Water System Sub Refg Ser 2008 A-3
0.14%, 6/1/38	40,025	40,025
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2005 G
0.13%, 11/15/35	44,425	44,425
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4
0.16%, 8/15/42	10,345	10,345
JEA, FL, Electric System Ser Three 2008 B-2
0.14%, 10/1/40	57,000	57,000
Kansas Department of Transportation,
Highway Ser 2002 C-1
0.13%, 9/1/19	23,600	23,600
Highway Ser 2002 C-2
0.13%, 9/1/19	26,400	26,400
Highway Ser 2004 C-2
0.13%, 9/1/22	16,215	16,215
Highway Ser 2008 A-2
0.13%, 9/1/14	28,560	28,560
Highway Ser 2008 A-5
0.13%, 9/1/15	26,250	26,250
Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-5
0.10%, 7/1/34	32,000	32,000
Loudoun County Industrial Development Authority, VA,
Howard Hughes Medical Institute Ser 2003 A
0.11%, 2/15/38	30,915	30,915
Howard Hughes Medical Institute Ser 2003 D
0.12%, 2/15/38	16,200	16,200
Massachusetts Development Finance Agency, Partners HealthCare System, Inc., Ser 2011 K-2
0.14%, 7/1/46	44,000	44,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2009 Ser I-1
0.12%, 7/1/44	25,600	25,600
Massachusetts Water Resources Authority, Gen Ser 2008 F
0.12%, 8/1/29	50,000	50,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN,
Vanderbilt University Ser 2000 A
0.12%, 10/1/30	6,025	6,025
Vanderbilt University Ser 2005 A-2
0.14%, 10/1/44	12,000	12,000

	Face Amount (000)	Value (000)
Michigan State University, Ser 2000 A
0.15%, 8/15/30	$25,935	$25,935
Minnesota Housing Finance Agency, Residential Housing Finance 2007 Ser J (Taxable)
0.21%, 7/1/38	6,035	6,035
New Hampshire Health & Education Facilities Authority,
Dartmouth College Ser 2002
0.14%, 6/1/32	36,260	36,260
Dartmouth College Ser 2003
0.13%, 6/1/23	47,865	47,865
New York City Housing Development Corporation, NY, Gold Street 2006 Ser A
0.17%, 4/15/36	45,900	45,900
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 1999 2nd Ser Subser A-2
0.14%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A
0.17%, 2/15/30	51,450	51,450
New York City, NY, Fiscal 2010 Subser G-4
0.14%, 3/1/39	100,000	100,000
New York State Dormitory Authority,
City University System Cons 5th Ser 2008 D
0.12%, 7/1/31	24,400	24,400
Mental Health Services Facilities Ser 2003D-2F
0.14%, 2/15/31	30,000	30,000
Rockefeller University Ser 2009 B
0.14%, 7/1/40	32,750	32,750
New York State Housing Finance Agency,
Clinton Green North Ser 2006 A (AMT)
0.17%, 11/1/38	34,000	34,000
Related-Taconic West 17th Street Ser 2009 A
0.15%, 5/15/39	25,000	25,000
Tower 31 Ser 2005 A
0.17%, 11/1/36	51,400	51,400
North Carolina Medical Care Commission, Novant Health Obligated Group Ser 2004 A
0.19%, 11/1/34	76,650	76,650
Orlando Utilities Commission, FL, Utility System Ser 2008-1
0.13%, 10/1/33	52,000	52,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-81C (AMT)
0.16%, 10/1/34	20,855	20,855
Riverside County Transportation Commission, CA, Sales Tax Ser 2009 A
0.17%, 6/1/29	36,740	36,740
Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A
0.13%, 10/1/38	75,000	75,000
San Francisco City & County, CA, San Francisco International Airport Second Ser 2010 A-1 (AMT)
0.17%, 5/1/30	43,000	43,000
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 B
0.13%, 4/1/36	44,300	44,300
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT)
0.18%, 5/1/39	45,000	45,000

	Face Amount (000)	Value (000)
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
0.17%, 11/1/32	$22,545	$22,545
University of Massachusetts Building Authority, Senior Ser 2011-1
0.12%, 11/1/34	88,110	88,110
University of Texas Regents, Financing System Ser 2008 B
0.10%, 8/1/25 – 8/1/32	63,180	63,180
0.14%, 8/1/16	16,495	16,495
Utah Housing Corporation,
Single Family Mortgage Class I 2008 Ser A-1 (AMT)
0.18%, 7/1/39	16,450	16,450
Single Family Mortgage Class I 2008 Ser C-1 (AMT)
0.18%, 7/1/39	11,110	11,110
Single Family Mortgage Class I 2009 Ser A
0.15%, 7/1/38	26,700	26,700
Single Family Mortgage Class I 2009 Ser B
0.15%, 1/1/39	18,185	18,185
Wake County, NC,
Public Improvement Ser 2003 C
0.16%, 4/1/19 – 4/1/20	14,160	14,160
School Ser 2007 B
0.16%, 3/1/24	14,800	14,800
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT)
0.17%, 9/1/35	34,800	34,800
		2,060,610
Total Tax-Exempt Instruments (Cost $2,115,985)		2,115,985

Time Deposits (5.3%)
International Banks (5.3%)
State Street Bank & Trust Cayman Islands
0.01%, 8/1/12	542,000	542,000
US Bank Cayman Islands
0.18%, 8/1/12	460,000	460,000
Total Time Deposits (Cost $1,002,000)		1,002,000
Total Investments (99.9%) (Cost $19,027,801)		19,027,801
Other Assets in Excess of Liabilities (0.1%)		14,262
Net Assets (100.0%)		$19,042,063

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
REIT	Real Estate Investment Trust.
VRDP	Variable Rate Demand Preferred.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (15.6%)
Federal Farm Credit Bank
0.39%, 9/14/12 (a)	$48,500	$48,499
Federal Home Loan Bank,
0.13%, 8/3/12 – 10/31/12 (b)	743,000	742,802
0.14%, 10/17/12 – 10/19/12 (b)	1,246,000	1,245,639
0.20%, 10/25/12 (a)	78,000	77,996
0.22%, 9/26/12	10,500	10,501
0.22%, 12/6/13 (a)	56,850	56,823
0.29%, 9/10/12 (a)	45,000	45,003
Federal Home Loan Mortgage Corporation,
0.13%, 10/29/12 (b)	69,362	69,340
0.63%, 10/30/12	59,000	59,069
2.13%, 9/21/12	60,000	60,163
Federal National Mortgage Association
0.14%, 1/2/13 (b)	190,000	189,886
Total U.S. Agency Securities (Cost $2,605,721)		2,605,721

U.S. Treasury Securities (1.3%)
U.S. Treasury Notes,
0.38%, 10/31/12	150,000	150,094
3.38%, 11/30/12	55,000	55,586
Total U.S. Treasury Securities (Cost $205,680)		205,680

Repurchase Agreements (84.7%)
ABN Amro Securities (USA) LLC, (0.17%, dated 7/31/12, due 8/1/12; proceeds $120,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 3.50% due 2/15/39; U.S. Treasury Notes 0.63% - 3.50% due 4/15/13 - 5/15/20; valued at $122,457)	120,000	120,000
ABN Amro Securities (USA) LLC, (0.19%, dated 7/31/12, due 8/1/12; proceeds $550,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 1.63% due 12/9/16; Federal Home Loan Mortgage Corporation 3.00% - 5.50% due 3/1/27 - 5/1/41; Federal National Mortgage Association 2.05% - 7.00% due 5/23/17 - 8/1/42; Government National Mortgage Association 4.50% - 5.00% due 6/15/39 - 8/20/39; valued at $566,484)	550,000	550,000
Bank of Montreal, (0.10%, dated 7/31/12, due 8/1/12; proceeds $300,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 9/20/12; U.S. Treasury Notes 1.50% - 2.38% due 12/31/13 - 3/31/16; valued at $305,585)	300,000	300,000
Bank of Montreal, (0.17%, dated 7/31/12, due 8/1/12; proceeds $300,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 0.38% due 2/28/14 - 3/15/15; valued at $305,547)	300,000	300,000
Bank of Nova Scotia, (0.16%, dated 7/31/12, due 8/1/12; proceeds $705,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 1.50% due 3/15/14 - 6/30/16; valued at $719,003)	705,000	705,000
Bank of Nova Scotia, (0.19%, dated 7/31/12, due 8/1/12; proceeds $650,003; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; and U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 12/13/12; U.S. Treasury Bonds 6.25% - 7.50% due 5/15/16 - 8/15/23; U.S. Treasury Notes 0.25% - 3.38% due 2/15/14 - 11/15/19; valued at $666,633)	650,000	650,000

	Face Amount (000)	Value (000)
Bank of Nova Scotia, (0.21%, dated 1/17/12, due 1/11/13; proceeds $400,840; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.00% due 8/1/26 - 1/1/42; Federal National Mortgage Association 3.00% - 5.00% due 11/1/25 - 6/1/42; valued at $414,146) (Demand 8/7/12)	$400,000	$400,000
Bank of Nova Scotia, (0.23%, dated 5/23/12, due 1/7/13; proceeds $250,366; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.00% due 8/1/26 - 9/1/41; Federal National Mortgage Association 3.00% - 4.50% due 5/1/27 - 7/1/42; Government National Mortgage Association 4.00% - 5.00% due 9/15/39 - 4/20/41; valued at $257,683) (Demand 8/7/12)	250,000	250,000
Barclays Capital, Inc., (0.17%, dated 7/31/12, due 8/1/12; proceeds $165,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 6.75% due 8/15/26; U.S. Treasury Notes 1.13% - 3.13% due 6/15/13 - 5/15/21; valued at $168,311)	165,000	165,000
Barclays Capital, Inc., (0.18%, dated 7/31/12, due 8/7/12; proceeds $270,009; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.50% due 6/1/24 - 7/1/42; Federal National Mortgage Association 3.00% - 6.00% due 3/1/20 - 8/1/42; valued at $277,927)	270,000	270,000
BNP Paribas Securities Corp., (0.18%, dated 7/31/12, due 8/1/12; proceeds $374,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 5.00% due 4/1/20 - 12/1/32; valued at $385,136)	374,000	374,000
BNP Paribas Securities Corp., (0.23%, dated 7/5/12, due 8/3/12; proceeds $75,014; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.05% - 6.50% due 6/1/16 - 7/1/42; Federal National Mortgage Association 2.02% - 8.00% due 3/1/14 - 9/1/47; Government National Mortgage Association 3.50% - 6.50% due 8/20/33 - 7/20/42; valued at $77,250)	75,000	75,000
Citibank NA, (0.18%, dated 7/31/12, due 8/1/12; proceeds $400,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.37% - 6.50% due 1/1/18 - 4/1/42; Federal National Mortgage Association 2.50% - 7.00% due 11/1/17 - 7/1/42; Government National Mortgage Association 3.50% - 6.00% due 10/20/24 - 6/15/42; valued at $412,000) (c)	400,000	400,000
Credit Agricole CIB, (0.17%, dated 7/31/12, due 8/1/12; proceeds $280,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.88% - 2.63% due 7/31/19 - 8/15/20; valued at $286,169)	280,000	280,000
Credit Agricole CIB, (0.19%, dated 7/31/12, due 8/1/12; proceeds $450,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 11/1/40 - 4/1/41; Federal National Mortgage Association 4.00% - 4.50% due 9/1/41 - 5/1/42; valued at $464,020)	450,000	450,000
Credit Suisse Securities USA, (0.15%, dated 7/31/12, due 8/1/12; proceeds $500,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% - 2.00% due 11/30/13 - 6/30/17; valued at $510,861)	500,000	500,000
Credit Suisse Securities USA, (0.17%, dated 7/26/12, due 8/2/12; proceeds $450,015; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 6.00% due 12/1/23 - 1/1/41; valued at $465,135)	450,000	450,000

	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.22%, dated 5/2/12, due 8/1/12; proceeds $150,083; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 6.50% due 10/1/17 - 7/1/42; valued at $154,976)	$150,000	$150,000
Credit Suisse Securities USA, (0.22%, dated 5/3/12, due 8/2/12; proceeds $150,083; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 6.50% due 1/1/18 - 8/1/48; valued at $154,956)	150,000	150,000
Credit Suisse Securities USA, (0.22%, dated 5/9/12, due 8/7/12; proceeds $75,041; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 6/1/40; valued at $77,545)	75,000	75,000
Credit Suisse Securities USA, (0.22%, dated 7/12/12, due 8/10/12; proceeds $50,009; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 6.00% due 7/1/13 - 5/1/42; valued at $51,659)	50,000	50,000
Credit Suisse Securities USA, (0.23%, dated 7/25/12, due 9/21/12; proceeds $75,028; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 5.50% due 6/1/24 - 6/1/42; valued at $77,483)	75,000	75,000
Credit Suisse Securities USA, (0.25%, dated 7/27/12, due 10/25/12; proceeds $200,125; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 6.00% due 3/1/14 - 8/1/42; valued at $206,616)	200,000	200,000
Credit Suisse Securities USA, (0.25%, dated 7/31/12, due 10/29/12; proceeds $300,188; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.39% - 7.00% due 2/1/19 - 1/1/48; valued at $309,948)	300,000	300,000
Deutsche Bank Securities, Inc., (0.17%, dated 7/26/12, due 8/2/12; proceeds $153,005; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 5.00% due 5/1/40 - 7/1/42; valued at $157,593)	153,000	153,000
Deutsche Bank Securities, Inc., (0.17%, dated 7/31/12, due 8/1/12; proceeds $155,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 1/15/15; valued at $158,017)	155,000	155,000
Deutsche Bank Securities, Inc., (0.18%, dated 7/31/12, due 8/7/12; proceeds $417,015; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.50% due 6/1/32 - 9/1/41; valued at $429,940)	417,000	417,000
Deutsche Bank Securities, Inc., (0.19%, dated 7/31/12, due 8/1/12; proceeds $510,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 6.00% due 7/1/38 - 7/1/42; valued at $525,697)	510,000	510,000
Deutsche Bank Securities, Inc., (0.19%, dated 7/31/12, due 8/30/12; proceeds $75,012; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.00% due 1/1/32 - 2/1/41; valued at $77,216)	75,000	75,000
Deutsche Bank Securities, Inc., (0.22%, dated 7/2/12, due 8/1/12; proceeds $50,009; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 7.00% due 1/1/26 - 6/1/42; valued at $51,502)	50,000	50,000
Goldman Sachs & Co., (0.18%, dated 7/26/12, due 8/2/12; proceeds $140,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 5/1/23 - 6/1/42; Federal National Mortgage Association 4.00% - 4.50% due 2/1/42 - 7/1/42; valued at $144,228)	140,000	140,000

	Face Amount (000)	Value (000)
Goldman Sachs & Co., (0.18%, dated 7/27/12, due 8/3/12; proceeds $125,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 6/1/35 - 7/1/42; Federal National Mortgage Association 4.00% due 7/1/26 - 3/1/42; valued at $128,669)	$125,000	$125,000
Goldman Sachs & Co., (0.18%, dated 7/30/12, due 8/6/12; proceeds $233,008; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 5.50% due 12/1/20 - 1/1/42; Federal National Mortgage Association 2.46% - 5.50% due 5/1/26 - 1/1/42; valued at $239,888)	233,000	233,000
Goldman Sachs & Co., (0.18%, dated 7/31/12, due 8/1/12; proceeds $45,000; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 2/1/27; valued at $46,327)	45,000	45,000
Goldman Sachs & Co., (0.19%, dated 7/25/12, due 8/1/12; proceeds $35,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 7/1/42; Federal National Mortgage Association 3.50% due 4/1/42; valued at $36,066)	35,000	35,000
Goldman Sachs & Co., (0.19%, dated 7/31/12, due 8/7/12; proceeds $150,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% - 5.84% due 8/1/35 - 1/1/38; Federal National Mortgage Association 2.57% - 4.50% due 1/1/26 - 12/1/41; valued at $154,546)	150,000	150,000
HSBC Securities USA, Inc., (0.14%, dated 7/31/12, due 8/1/12; proceeds $400,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.00% - 1.50% due 3/31/17 - 8/31/18; valued at $410,380)	400,000	400,000
HSBC Securities USA, Inc., (0.18%, dated 7/31/12, due 8/1/12; proceeds $500,003; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 1.63% - 9.00% due 11/15/12 - 7/15/54; valued at $516,635)	500,000	500,000
Merrill Lynch Pierce Fenner, (0.17%, dated 7/31/12, due 8/1/12; proceeds $200,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.50% - 2.00% due 10/15/13 - 1/31/16; valued at $204,460)	200,000	200,000
RBC Capital Markets LLC, (0.19%, dated 7/31/12, due 8/1/12; proceeds $300,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.33% due 6/1/38 - 8/1/42; Federal National Mortgage Association 2.24% - 3.77% due 12/1/39 - 8/1/42; Government National Mortgage Association 2.50% - 3.00% due 3/20/42 - 5/20/42; valued at $309,002)	300,000	300,000
RBS Securities, Inc., (0.19%, dated 7/31/12, due 8/1/12; proceeds $500,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 6.00% due 10/1/37 - 7/1/42; valued at $516,543)	500,000	500,000
Societe Generale, (0.17%, dated 7/31/12, due 8/1/12; proceeds $200,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.25% due 7/31/18; valued at $204,000)	200,000	200,000
Societe Generale, (0.19%, dated 7/31/12, due 8/1/12; proceeds $1,650,009; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation Zero Coupon - 3.48% due 9/1/38 - 7/1/42; Federal National Mortgage Association 2.26% - 4.81% due 6/1/17 - 5/1/42; Government National Mortgage Association 3.00% due 2/20/42; valued at $1,699,358)	1,650,000	1,650,000

	Face Amount (000)	Value (000)
TD Securities USA, (0.16%, dated 7/26/12, due 8/2/12; proceeds $110,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.63% - 2.75% due 10/31/13 - 5/31/17; U.S. Treasury Strips Zero Coupon due 12/13/12 - 11/15/39; valued at $112,211)	$110,000	$110,000
UBS Securities LLC, (0.19%, dated 7/31/12, due 8/1/12; proceeds $400,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.00% due 12/1/21 - 5/1/42; Federal National Mortgage Association 3.00% - 5.00% due 6/1/31 - 7/1/42; valued at $412,132)	400,000	400,000
Wells Fargo Securities LLC, (0.19%, dated 7/31/12, due 8/1/12; proceeds $530,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation Zero Coupon due 9/26/12 - 11/28/12; Federal National Mortgage Association Zero Coupon due 6/1/17; and U.S. Government Obligations; U.S. Treasury Bill 0.75% due 2/15/42; U.S. Treasury Notes 0.50% - 2.63% due 11/15/12 - 7/15/21; U.S. Treasury Strip Zero Coupon due 12/20/12; valued at $540,572)	530,000	530,000
Total Repurchase Agreements (Cost $14,117,000)		14,117,000
Total Investments (101.6%) (Cost $16,928,401)		16,928,401
Liabilities in Excess of Other Assets (-1.6%)		(259,562)
Net Assets (100.0%)		$16,668,839

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2012.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	Citibank NA, Repurchase Agreement, is an affiliate of the Investment Adviser, Administrator and Distributor.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (92.7%)
Federal Farm Credit Bank,
0.12%, 8/28/12 (a)	$10,000	$9,999
0.24%, 11/27/12 (b)	10,000	10,002
0.39%, 9/14/12 (b)	1,500	1,500
1.88%, 12/7/12	2,418	2,432
Federal Home Loan Bank,
0.00%, 8/1/12 (a)(c)	33,670	33,670
0.06%, 8/1/12 (a)	15,000	15,000
0.08%, 8/1/12 – 8/3/12 (a)	15,200	15,200
0.09%, 8/1/12 – 8/2/12 (a)	29,000	29,000
0.10%, 8/1/12 – 8/31/12 (a)	18,800	18,800
0.11%, 8/22/12 – 8/29/12 (a)	28,200	28,198
0.12%, 8/1/12 – 9/28/12 (a)	43,700	43,695
0.13%, 8/3/12 – 10/12/12 (a)	25,000	24,996
0.14%, 9/14/12 – 11/8/12 (a)	9,550	9,548
0.18%, 11/14/12	4,400	4,400
0.20%, 9/6/12	5,000	5,000
0.20%, 10/25/12 (b)	10,000	10,001
0.22%, 8/22/12 – 9/26/12	3,300	3,300
0.22%, 12/6/13 (b)	1,400	1,399
0.30%, 8/23/12	35,600	35,604
1.63%, 9/26/12	3,050	3,057
1.75%, 8/22/12 – 12/14/12	18,615	18,647
4.63%, 10/10/12	1,750	1,765
Tennessee Valley Authority,
0.11%, 8/23/12 (a)	7,440	7,440
0.12%, 8/23/12 (a)	5,000	5,000
Total U.S. Agency Securities (Cost $337,653)		337,653

U.S. Treasury Securities (7.2%)
U.S. Treasury Notes,
0.38%, 8/31/12	5,000	5,001
1.75%, 8/15/12	5,000	5,003
3.38%, 11/30/12	5,000	5,053
3.88%, 10/31/12	6,000	6,056
4.13%, 8/31/12	5,000	5,016
Total U.S. Treasury Securities (Cost $26,129)		26,129
Total Investments (99.9%) (Cost $363,782)		363,782
Other Assets in Excess of Liabilities (0.1%)		446
Net Assets (100.0%)		$364,228

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2012.
(c)	Rate is less than 0.005%.

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (16.8%)
U.S. Treasury Bills,
0.15%, 9/20/12 – 12/27/12 (a)	$105,500	$105,449
U.S. Treasury Notes,
0.38%, 10/31/12	171,000	171,110
0.50%, 11/30/12	133,000	133,163
1.38%, 9/15/12 – 11/15/12	129,000	129,370
1.75%, 8/15/12	50,000	50,031
3.38%, 11/30/12	30,000	30,320
3.88%, 10/31/12	420,000	423,900
4.25%, 9/30/12	93,000	93,629
Total U.S. Treasury Securities (Cost $1,136,972)		1,136,972

Repurchase Agreements (83.1%)
ABN Amro Funding (USA) LLC, (0.17%, dated 7/31/12, due 8/1/12; proceeds $210,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 4.25% - 4.38% due 11/15/39 - 11/15/40; U.S. Treasury Notes 0.13% - 3.50% due 1/31/13 - 5/15/22; valued at $214,225)	210,000	210,000
Bank of Montreal, (0.17%, dated 7/31/12, due 8/1/12; proceeds $100,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 2/28/14; valued at $102,106)	100,000	100,000
Bank of Nova Scotia, (0.15%, dated 3/23/12, due 3/18/13; proceeds $250,375; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 2.13% - 4.50% due 5/15/38 - 8/15/41; U.S. Treasury Notes 0.25% - 4.25% due 11/15/12 - 11/5/21; valued at $254,949) (Demand 8/7/12)	250,000	250,000
Bank of Nova Scotia, (0.16%, dated 7/31/12, due 8/1/12; proceeds $300,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 12/6/12; valued at $306,000)	300,000	300,000
Barclays Capital, Inc., (0.15%, dated 7/31/12, due 8/7/12; proceeds $250,007; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 5.50% due 8/15/28; U.S. Treasury Note 3.50% due 2/15/18; valued at $255,447)	250,000	250,000
Barclays Capital, Inc., (0.17%, dated 7/31/12, due 8/1/12; proceeds $285,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 7.50% due 11/15/24; U.S. Treasury Notes 1.13% - 4.75% due 6/15/13 - 6/30/16; valued at $290,772)	285,000	285,000
BNP Paribas Securities Corp., (0.16%, dated 7/31/12, due 8/1/12; proceeds $550,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 6.25% due 5/15/30; U.S. Treasury Notes 0.88% – 1.13% due 7/31/14 - 4/30/17; valued at $561,241)	550,000	550,000
Credit Agricole CIB, (0.17%, dated 7/31/12, due 8/1/12; proceeds $510,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.75% due 2/15/42; U.S. Treasury Bonds 1.75% - 8.75% due 5/15/20 - 2/15/41; U.S. Treasury Notes 0.13% - 2.63% due 4/15/13 - 7/15/22; valued at $520,046)	510,000	510,000
Credit Suisse Securities USA, (0.15%, dated 7/31/12, due 8/1/12; proceeds $246,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 5.25% due 2/15/29; U.S. Treasury Note 0.13% due 9/30/13; valued at $253,418)	246,000	246,000
Credit Suisse Securities USA, (0.16%, dated 5/9/12, due 8/7/12; proceeds $200,080; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon - 0.75% due 11/29/12 - 2/15/42; U.S. Treasury Bonds 2.00% - 8.13% due 8/15/21 - 5/15/42; U.S. Treasury Notes 0.13% - 4.50% due 8/15/12 - 1/15/21; valued at $204,851)	200,000	200,000

	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.17%, dated 7/31/12, due 10/1/12; proceeds $200,059; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.38% - 1.75% due 7/31/15 - 11/30/15; valued at $204,448)	$200,000	$200,000
Deutsche Bank Securities, Inc., (0.17%, dated 7/31/12, due 8/1/12; proceeds $83,596; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 6/30/14; valued at $85,218)	83,596	83,596
Deutsche Bank Securities, Inc., (0.17%, dated 7/31/12, due 9/28/12; proceeds $35,010; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.13% due 8/15/21; valued at $35,724)	35,000	35,000
Deutsche Bank Securities, Inc., (0.20%, dated 7/16/12, due 9/14/12; proceeds $35,012; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 8/15/25 - 2/15/39; valued at $35,700)	35,000	35,000
Deutsche Bank Securities, Inc., (0.20%, dated 7/2/12, due 8/1/12; proceeds $50,008; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.88% - 4.25% due 8/15/14 - 6/30/15; U.S. Treasury Strips Zero Coupon 11/15/31 - 11/15/38; valued at $51,486)	50,000	50,000
HSBC Securities USA, Inc., (0.16%, dated 7/31/12, due 8/1/12; proceeds $600,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 3.75% due 7/31/13 - 11/15/18; valued at $613,002)	600,000	600,000
Merrill Lynch Pierce Fenner, (0.16%, dated 7/31/12, due 8/1/12; proceeds $100,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 2/15/15; valued at $102,117)	100,000	100,000
RBS Securities, Inc., (0.16%, dated 7/31/12, due 8/1/12; proceeds $400,002; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 5/31/17; valued at $408,428)	400,000	400,000
Societe Generale, (0.17%, dated 7/31/12, due 8/1/12; proceeds $800,004; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.00% - 3.50% due 8/31/16 - 5/15/20; valued at $815,313)	800,000	800,000
TD Securities USA, (0.16%, dated 7/26/12, due 8/2/12; proceeds $110,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 10/18/12 - 5/30/13; U.S. Treasury Bond 4.50% due 5/15/38; U.S. Treasury Notes 0.38% - 4.75% due 12/31/12 - 11/15/19; valued at $112,280)	110,000	110,000
UBS Securities LLC, (0.17%, dated 7/31/12, due 8/1/12; proceeds $50,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 2.38% due 1/15/25; valued at $51,039)	50,000	50,000
Wells Fargo Securities LLC, (0.17%, dated 7/31/12, due 8/1/12; proceeds $250,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.75% due 2/15/42; U.S. Treasury Notes 0.13% - 4.25% due 9/30/13 - 11/15/14; valued at $254,973)	250,000	250,000
Total Repurchase Agreements (Cost $5,614,596)		5,614,596
Total Investments (99.9%) (Cost $6,751,568)		6,751,568
Other Assets in Excess of Liabilities (0.1%)		6,334
Net Assets (100.0%)		$6,757,902

(a)	Rate shown is the yield to maturity at July 31, 2012.

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (116.3%)
U.S. Treasury Bills,
0.02%, 8/2/12 (a)	$6,000	$6,000
0.06%, 8/2/12 (a)	113,500	113,500
0.07%, 8/2/12 – 10/4/12 (a)	967,250	967,223
0.08%, 8/9/12 – 10/4/12 (a)	1,367,500	1,367,433
0.09%, 9/6/12 – 10/11/12 (a)	325,000	324,967
0.10%, 8/2/12 (a)	150,000	150,000
0.11%, 11/1/12 (a)	50,000	49,986
0.15%, 9/20/12 (a)	13,000	12,997
U.S. Treasury Notes,
0.38%, 8/31/12 – 10/31/12	215,000	215,109
1.38%, 9/15/12	6,000	6,009
1.75%, 8/15/12	325,000	325,207
3.88%, 10/31/12	25,000	25,232
4.38%, 8/15/12	130,000	130,214
Total Investments (116.3%) (Cost $3,693,877)		3,693,877
Liabilities in Excess of Other Assets (-16.3%)		(518,472)
Net Assets (100.0%)		$3,175,405

(a)	Rate shown is the yield to maturity at July 31, 2012.

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (100.0%)
Commercial Paper (a) (7.1%)
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-1
0.20%, 9/5/12 – 10/3/12	$20,000	$20,000
0.23%, 3/6/13	20,000	20,000
Methodist Hospital System Ser 2009 C-2
0.22%, 12/5/12	5,000	5,000
JEA, FL,
Electric System Subser 2000 F-1
0.17%, 8/16/12	7,500	7,500
Electric System Subser 2001 C
0.20%, 8/30/12	5,000	5,000
Lincoln, NE, Lincoln Electric System Ser 1995
0.20%, 8/20/12	20,000	20,000
Nebraska Public Power District, Ser A Notes
0.22%, 8/22/12 – 8/29/12	10,000	10,000
		87,500
Daily Variable Rate Bonds (4.4%)
Chicago, IL, Refg Ser 2005 D-1
0.16%, 1/1/40	6,475	6,475
Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012
0.60%, 5/1/13	5,000	5,000
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-2
0.16%, 12/1/27	4,900	4,900
JP Morgan Chase & Co., TX,
Texas Ser 2011 TRANs PUTTERs Ser 3945
0.18%, 8/30/12 (b)	15,995	15,995
Texas Ser 2011 TRANs PUTTERs Ser 3953
0.18%, 8/30/12 (b)	21,700	21,700
		54,070
Municipal Bonds & Notes (1.2%)
Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2011-1
1.25%, 11/1/12	3,500	3,506
Los Angeles County Schools Pooled Financing Program, CA,
Pooled 2011-2012 Ser B-2 TRANs
2.00%, 12/31/12	5,000	5,034
Pooled 2011-2012 Ser B-3 TRANs
2.00%, 1/31/13	3,200	3,225
Lucas County, OH, Ser 2012 BANs
1.00%, 7/18/13	550	553
Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2012
1.25%, 3/1/13	1,000	1,005
North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1
0.37%, 7/1/13	1,000	1,000
		14,323

	Face Amount (000)	Value (000)
Put Option Bonds (c) (6.4%)
Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1
0.27%, 5/15/39	$4,000	$4,000
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B Illinois Finance Authority
0.27%, 4/1/51	1,400	1,400
Kentucky Economic Development Finance Authority,
Catholic Health Initiatives Window Ser 2011 B-1
0.25%, 2/1/46	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.25%, 2/1/46	1,300	1,300
Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A
0.24%, 7/1/30	4,500	4,500
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8
0.24%, 11/15/49	10,000	10,000
New Jersey, Ser Fiscal 2013 A TRANs
0.50%, 6/27/13	10,000	10,001
New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1
0.30%, 12/1/50	9,500	9,500
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.27%, 11/1/34	3,000	3,000
Sentara Healthcare Window Ser 2010 C
0.27%, 11/1/34	3,000	3,000
Sentara Healthcare Window Ser 2012 A
0.23%, 11/1/34	10,000	10,000
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.26%, 10/1/27	5,000	5,000
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.24%, 11/1/34	15,535	15,535
		78,236
Weekly Variable Rate Bonds (80.9%)
Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687
0.17%, 7/1/25 (b)	1,600	1,600
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.17%, 1/1/38 (b)	5,000	5,000
Barclays Capital Municipal Trust Receipts, MA, Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX
0.14%, 10/15/41 (b)	10,000	10,000
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W
0.17%, 7/1/38 (b)	7,000	7,000
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9
0.13%, 1/1/16 (b)	9,925	9,925

	Face Amount (000)	Value (000)
BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36
0.13%, 4/1/16 (b)	$15,590	$15,590
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
0.14%, 6/1/41	20,000	20,000
Capital Beltway Funding Corporation of Virginia,
Senior Lien Toll I-495 Hot Lanes Ser 2008 C
0.12%, 12/31/47	23,800	23,800
Senior Lien Toll I-495 Hot Lanes Ser 2008 D
0.12%, 12/31/47	21,000	21,000
Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009
0.15%, 8/1/39	26,870	26,870
Colorado Springs, CO, Utilities System Sub Lien Ser 2007 A
0.16%, 11/1/37	6,920	6,920
Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541
0.17%, 6/1/16 (b)	3,500	3,500
Deutsche Bank Spears, NY,
New York City Municipal Water Finance Authority Ser 2012 FF Spears Ser DBE-1079
0.19%, 6/15/45 (b)	20,000	20,000
New York City Municipal Water Finance Authority Ser 2012 FF Spears Ser DBE-1090X
0.19%, 6/15/45 (b)	2,980	2,980
Deutsche Bank Spears, TX,
Houston Public Improvement Ser 2012 A Spears Ser DBE-1069
0.20%, 3/1/22 (b)	5,000	5,000
San Antonio Electric & Gas Ser 2012 Spears Ser DB-1077
0.19%, 2/1/25 (b)	8,335	8,335
Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017
0.16%, 10/15/16 (b)	2,000	2,000
Gainesville, FL,
Utilities System 2007 Ser A
0.17%, 10/1/36	25,945	25,945
Utilities System 2008 Ser B
0.14%, 10/1/38	22,335	22,335
Harris County Industrial Development Corporation, TX, Baytank, Inc., Ser 1998
0.17%, 2/1/20	28,000	28,000
Highlands County Health Facilities Authority, FL,
Adventist Health System/Sunbelt Obligated Group Ser 2004 A
0.13%, 11/15/34	11,210	11,210
Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)
0.16%, 11/15/14 (b)	4,590	4,590
Houston, TX,
Combined Utility System First Lien Ser 2004 B2
0.12%, 5/15/34	33,200	33,200
Combined Utility System First Lien Ser 2004 B6
0.14%, 5/15/34	27,500	27,500
Illinois Toll Highway Authority,
Toll Highway Senior Priority Ser 2007 A-1B
0.15%, 7/1/30	20,300	20,300
Toll Highway Senior Priority Ser 2007 A-2B
0.15%, 7/1/30	25,000	25,000

	Face Amount (000)	Value (000)
JEA, FL,
District Energy System Ser 2004 A
0.17%, 10/1/34	$10,856	$10,856
Electric System Ser Three 2008 B-4
0.15%, 10/1/36	32,595	32,595
Water & Sewer System Subser 2008 A-2
0.15%, 10/1/42	20,000	20,000
JP Morgan Chase & Co., IL, Illinois Finance Authority Advocate Health Care Ser 2010 A, B, C PUTTERs Ser 3628
0.16%, 4/1/17 (b)	16,005	16,005
JP Morgan Chase & Co., SC, Charleston Waterworks & Sewer Ser 2012PUTTERs Ser 4236
0.20%, 1/1/20 (b)	8,815	8,815
King County, WA, Limited Tax Sewer Ser 2010 A
0.10%, 1/1/40	20,465	20,465
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A
0.15%, 8/1/40	19,375	19,375
Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM)
0.15%, 7/1/29 (b)	3,600	3,600
Massachusetts Water Resources Authority,
Gen Ser 2008 A-3
0.13%, 8/1/37	28,800	28,800
Gen Ser 2008 C-2
0.14%, 11/1/26	30,595	30,595
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005
0.15%, 9/1/40	1,950	1,950
Mobile Downtown Redevelopment Authority, AL, Gulf Opportunity Zone Austal USA LLC
Ser 2011 A
0.15%, 5/1/41	10,000	10,000
Ser 2011 B
0.15%, 5/1/41	10,000	10,000
New Castle County, DE, University Courtyard Apartments Ser 2005
0.17%, 8/1/31	5,000	5,000
New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1
0.12%, 12/15/26	20,920	20,920
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008
0.15%, 8/1/34	25,795	25,795
New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009
0.15%, 11/1/39	19,910	19,910
New York City Municipal Water Finance Authority, NY, 2000 Ser C
0.14%, 6/15/33	20,900	20,900
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2010 Ser F Subser F-5
0.15%, 2/1/35	20,000	20,000
Future Tax Fiscal 2010 Ser G Subser G5
0.15%, 5/1/34	30,000	30,000
New York City, NY,
Fiscal 2004 Subser H-2
0.11%, 3/1/34	7,670	7,670
Fiscal 2008 Ser J Subser J-3
0.15%, 8/1/23	20,850	20,850

	Face Amount (000)	Value (000)
Oregon Facilities Authority, PeaceHealth Ser 2008 A
0.13%, 8/1/34	$20,000	$20,000
Orlando Utilities Commission, FL, Utility System Ser 2008-2
0.16%, 10/1/33	19,000	19,000
Orlando-Orange County Expressway Authority, FL, Ser 2008 B-1
0.14%, 7/1/40	25,000	25,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.14%, 11/1/38	5,000	5,000
RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17
0.15%, 3/1/34 (b)	21,300	21,300
RBC Municipal Products Trust, Inc., PA, Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36
0.15%, 2/1/18 (b)	15,000	15,000
RBC Municipal Products Trust, Inc., TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14
0.15%, 5/15/34 (b)	10,000	10,000
Riverton, UT, IHC Health Services, Inc., Deutsche Bank Spears Ser DB 1063X
0.20%, 8/15/41 (b)	13,700	13,700
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1
0.17%, 6/1/29	20,070	20,070
Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686
0.16%, 12/1/24 (b)	1,000	1,000
Texas Transportation Commission,
Mobility Fund Ser 2005-B
0.18%, 4/1/30	4,810	4,810
Mobility Fund Ser 2007 Eagle #20070090 Class A
0.15%, 4/1/37 (b)	10,000	10,000
University of Texas Regents, Permanent University Fund Ser 2008 A
0.13%, 7/1/37	7,295	7,295
Utah Water Finance Agency,
Ser 2008 B
0.16%, 10/1/37	10,000	10,000
Ser 2008 B-2
0.16%, 10/1/35	12,255	12,255
Ser 2008 B-4
0.16%, 10/1/36	10,560	10,560
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc., Ser 2012 A Stage Trust Ser 2012-33C
0.18%, 5/15/39 (b)	10,000	10,000
Williamstown, KY, Kentucky League of Cities Funding Trust 2008 Ser A
0.15%, 7/1/38	9,545	9,545
		996,236
Total Investments (100.0%) (Cost $1,230,365)		1,230,365
Other Assets in Excess of Liabilities (0.0%) (d)		262
Net Assets (100.0%)		$1,230,627

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2012.
(d)	Amount is less than 0.05%.
AGM	Assured Guaranty Municipal Corporation.
BANs	Bond Anticipation Notes.
BHAC	Berkshire Hathaway Assurance Corporation.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$225,235	18.3%
Florida	211,621	17.2
New York	131,900	10.7
Massachusetts	93,030	7.6
Illinois	69,180	5.6
New Mexico	66,625	5.4
Virginia	64,800	5.3
Nebraska	56,870	4.6
Utah	56,515	4.6
California	54,559	4.4
Washington	20,465	1.7
Tennessee	20,070	1.6
Alabama	20,000	1.6
Oregon	20,000	1.6
Georgia	19,375	1.6
Arizona	16,525	1.3
Pennsylvania	16,000	1.3
Kentucky	15,351	1.3
New Jersey	10,001	0.8
Michigan	10,000	0.8
South Carolina	8,815	0.7
North Carolina	7,000	0.6
Colorado	6,920	0.6
Delaware	5,000	0.4
Wisconsin	1,950	0.2
Minnesota	1,005	0.1
North Dakota	1,000	0.1
Ohio	553	0.0 *
	$1,230,365	100.0%

*    Amount is less than 0.05%.

Morgan Stanley Institutional Liquidity Funds (unaudited)

Notes to the Portfolio of Investments • July 31, 2012

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Portfolios’ own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of July 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Money Market Portfolio
Assets:
Certificates of Deposit	$—	$192,000	$—	$192,000
Commercial Paper	—	400,538	—	400,538
Floating Rate Notes	—	515,006	—	515,006
Repurchase Agreements	—	1,115,750	—	1,115,750
Tax-Exempt Instruments
Closed-End Investment Company	—	10,000	—	10,000
Weekly Variable Rate Bonds	—	468,530	—	468,530
Total Tax-Exempt Instruments	—	478,530	—	478,530
Time Deposits	—	125,000	—	125,000
Total Assets	$—	$2,826,824	$—	$2,826,824

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds (unaudited)

Notes to the Portfolio of Investments • July 31, 2012

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Prime Portfolio
Assets:
Certificates of Deposit	$—	$2,350,549	$—	$2,350,549
Commercial Paper	—	2,356,915	—	2,356,915
Floating Rate Notes	—	2,955,512	—	2,955,512
Repurchase Agreements	—	8,246,840	—	8,246,840
Tax-Exempt Instruments
Closed-End Investment Company	—	35,000	—	35,000
Daily Variable Rate Bond	—	20,375	—	20,375
Weekly Variable Rate Bonds	—	2,060,610	—	2,060,610
Total Tax-Exempt Instruments	—	2,115,985	—	2,115,985
Time Deposits	—	1,002,000	—	1,002,000
Total Assets	$—	$19,027,801	$—	$19,027,801

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds (unaudited)

Notes to the Portfolio of Investments • July 31, 2012

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Government Portfolio
Assets:
U.S. Agency Securities	$—	$2,605,721	$—	$2,605,721
U.S. Treasury Securities	—	205,680	—	205,680
Repurchase Agreements	—	14,117,000	—	14,117,000
Total Assets	$—	$16,928,401	$—	$16,928,401

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds (unaudited)

Notes to the Portfolio of Investments • July 31, 2012

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Government Securities Portfolio
Assets:
U.S. Agency Securities	$—	$337,653	$—	$337,653
U.S. Treasury Securities	—	26,129	—	26,129
Total Assets	$—	$363,782	$—	$363,782

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds (unaudited)

Notes to the Portfolio of Investments • July 31, 2012

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Treasury Portfolio
Assets:
U.S. Treasury Securities	$—	$1,136,972	$—	$1,136,972
Repurchase Agreements	—	5,614,596	—	5,614,596
Total Assets	$—	$6,751,568	$—	$6,751,568

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds (unaudited)

Notes to the Portfolio of Investments • July 31, 2012

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Treasury Securities Portfolio
Assets:
U.S. Treasury Securities	$—	$3,693,877	$—	$3,693,877
Total Assets	$—	$3,693,877	$—	$3,693,877

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Liquidity Funds (unaudited)

Notes to the Portfolio of Investments • July 31, 2012

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Tax-Exempt Portfolio
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$87,500	$—	$87,500
Daily Variable Rate Bonds	—	54,070	—	54,070
Municipal Bonds & Notes	—	14,323	—	14,323
Put Option Bonds	—	78,236	—	78,236
Weekly Variable Rate Bonds	—	996,236	—	996,236
Total Tax-Exempt Instruments	—	1,230,365	—	1,230,365
Total Assets	$—	$1,230,365	$—	$1,230,365

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of July 31, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
September 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 19, 2012